UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Robert Bruno First Eagle Funds 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended January 31, 2013, is filed herewith.

FIRST EAGLE

Global Fund

Schedule of Investments • Period Ended January 31, 2013 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 74.95%

U.S. Common Stocks — 34.30%

Consumer Discretionary 2.81%
17,414,912	Comcast Corporation, Class ‘A’	$296,976,000	$639,649,718
6,208,490	Omnicom Group, Inc.	186,093,077	336,996,837
4,793,518	H&R Block, Inc.	82,052,569	109,148,405
2,485	JG Boswell Company (a)	573,840	2,079,945
184,753	St. John Knits International, Inc. (a)(b)	3,174,837	1,200,894
33,892	Mills Music Trust (a)(c)	1,015,863	1,148,939
		569,886,186	1,090,224,738
Consumer Staples 2.78%
17,479,577	Sysco Corporation	495,705,689	555,326,161
5,885,010	Lorillard, Inc.	149,749,241	229,927,341
1,629,490	Colgate-Palmolive Company	125,309,064	174,958,341
1,693,404	Wal-Mart Stores, Inc.	82,465,011	118,453,610
		853,229,005	1,078,665,453
Energy 2.34%
6,224,163	ConocoPhillips	250,797,600	361,001,454
3,862,040	Devon Energy Corporation	221,215,022	220,870,068
1,442,501	Apache Corporation	90,693,919	120,823,884
1,522,100	Phillips 66 (d)	34,878,212	92,193,597
3,908,035	San Juan Basin Royalty Trust (c)	138,744,050	60,183,739
806,395	Helmerich & Payne, Inc.	17,026,317	51,883,454
		753,355,120	906,956,196
Financials 8.95%
17,571,107	Bank of New York Mellon Corporation	441,008,507	477,231,266
7,529,993	American Express Company	317,870,387	442,838,888
13,816,985	Weyerhaeuser Company, REIT	243,497,569	416,167,588
2,714	Berkshire Hathaway, Inc., Class ‘A’ (b)	218,995,900	395,904,750
8,086,377	Cincinnati Financial Corporation	204,373,898	343,185,840
9,693,682	BB&T Corporation	245,863,323	293,524,691
5,719,208	Plum Creek Timber Company, Inc., REIT	212,342,604	275,551,441
7,819,459	U.S. Bancorp	192,949,644	258,824,093
4,386,051	WR Berkley Corporation	117,583,057	180,573,720
2,858,553	Rayonier, Inc., REIT	27,837,041	153,904,494
743,437	Visa, Inc., Class ‘A’	53,618,674	117,396,137
202,406	Mastercard, Inc., Class ‘A’	40,702,513	104,927,270

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2013

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 34.30% — (continued)

Financials 8.95% — (continued)
40,182	Alleghany Corporation (b)	$13,132,071	$14,489,227
		2,329,775,188	3,474,519,405
Health Care 0.95%
4,469,770	WellPoint, Inc.	240,056,531	289,730,491
1,059,980	Johnson & Johnson	59,610,843	78,353,722
		299,667,374	368,084,213
Industrials 4.57%
13,051,511	Cintas Corporation (c)	438,387,413	551,556,855
4,069,880	3M Company	315,646,156	409,226,434
3,069,252	Lockheed Martin Corporation	217,057,860	266,625,921
3,867,416	Northrop Grumman Corporation	231,724,655	251,536,737
3,638,247	Alliant Techsystems, Inc. (c)	314,316,906	235,467,346
719,638	Unifirst Corporation	11,318,846	58,823,210
		1,528,451,836	1,773,236,503
Information Technology 8.16%
30,972,653	Cisco Systems, Inc.	507,076,395	637,107,472
19,924,734	Microsoft Corporation	501,658,947	547,332,443
22,081,477	Intel Corporation	410,687,366	464,594,276
13,004,217	Oracle Corporation	362,943,749	461,779,746
8,019,789	Linear Technology Corporation	227,165,656	293,684,673
8,748,867	Texas Instruments, Inc.	228,873,378	289,412,520
282,275	Google, Inc., Class ‘A’ (b)	149,382,648	213,312,395
2,365,411	Automatic Data Processing, Inc.	85,148,200	140,245,218
1,459,200	KLA-Tencor Corporation (d)	41,163,538	80,124,672
1,137,229	NetApp, Inc. (b)	36,048,304	40,940,244
		2,550,148,181	3,168,533,659
Materials 1.87%
4,056,879	Vulcan Materials Company	200,596,336	229,457,076
4,172,577	Scotts Miracle-Gro Company, Class ‘A’ (c)	182,102,946	182,425,067
1,752,640	Martin Marietta Materials, Inc.	155,134,876	173,038,147
1,780,037	Newmont Mining Corporation	45,037,176	76,470,390
866,972	Deltic Timber Corporation (c)	42,361,272	62,907,488
		625,232,606	724,298,168
Utilities 1.87%
9,696,381	FirstEnergy Corporation	353,449,107	392,606,467
3,760,485	IDACorp, Inc. (c)	124,066,738	174,524,109
2,491,660	Entergy Corporation	164,249,120	160,961,236
		641,764,965	728,091,812
Total U.S. Common Stocks		10,151,510,461	13,312,610,147

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 40.65%

Australia 0.98%
15,612,582	Newcrest Mining Limited	$478,103,136	$381,537,157

Austria 0.41%
3,857,199	OMV AG	157,989,372	159,004,680

Belgium 0.60%
2,788,865	Groupe Bruxelles Lambert SA	234,732,253	232,883,490

Bermuda 0.48%
2,875,070	Jardine Matheson Holdings Limited	141,681,819	186,333,287

Canada 2.55%
4,975,100	Potash Corporation of Saskatchewan, Inc.	197,517,274	211,441,750
5,581,122	Goldcorp, Inc.	213,133,659	196,957,795
5,456,594	Cenovus Energy, Inc.	151,356,348	181,377,185
16,322,344	Penn West Petroleum Limited	260,668,404	165,182,121
5,063,900	Canadian Natural Resources Limited	142,499,478	153,083,422
1,669,132	Agnico-Eagle Mines Limited	54,454,117	76,441,505
1,493,910	Postmedia Network Canada Corporation (a)(b)(e)	6,692,131	2,736,374
1,008,427	Catalyst Paper Corporation (b)(c)(f)	17,346	1,872,424
		1,026,338,757	989,092,576
France 5.11%
4,179,227	Sanofi	323,385,924	407,773,753
10,735,807	Bouygues SA	391,146,130	304,806,920
3,330,779	Sodexo	88,582,313	296,587,828
4,702,249	Total SA	247,298,454	254,941,788
8,755,798	Carrefour SA	363,896,634	249,423,467
11,803,362	Société Télévision Francaise 1 (c)	184,371,882	142,636,879
2,044,437	Neopost SA (c)	184,799,958	116,589,413
921,669	Wendel SA	19,716,342	100,015,325
1,130,913	Legrand SA	35,203,833	51,325,916
157,260	Robertet SA (b)(c)	20,623,058	27,647,576
42,252	Robertet SA CI (a)(b)(g)(i)	800,508	5,378,419
385,000	Sabeton SA (b)(c)	4,841,233	6,555,327
69,500	NSC Groupe (a)(c)	12,298,421	6,131,978
12,000,000	FINEL (a)(b)(c)(f)(g)(h)	0	5,865,700
104,457	Gaumont SA	6,087,824	5,616,539
		1,883,052,514	1,981,296,828
Germany 2.14%
8,114,931	HeidelbergCement AG	447,784,386	511,146,390
4,285,909	Daimler AG	200,355,962	249,507,252
693,440	Fraport AG	20,976,007	42,040,362
773,684	Hornbach Baumarkt AG	21,504,161	27,628,382
		690,620,516	830,322,386
Hong Kong 0.40%
12,693,580	Guoco Group Limited	115,086,260	152,210,030

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 40.65% — (continued)

Hong Kong 0.40% — (continued)
20,738,780	City e-Solutions Limited (a)(b)(c)	$936,898	$1,938,641
		116,023,158	154,148,671
Ireland 0.56%
10,094,915	CRH PLC	175,024,030	218,063,498

Israel 0.27%
7,864,560	Israel Chemicals Limited	81,267,220	104,182,364

Italy 0.33%
18,139,395	Italcementi S.p.A. RSP	249,186,230	57,190,133
4,682,069	Italcementi S.p.A.	86,201,872	26,395,582
1,734,972	Italmobiliare S.p.A. RSP (b)	121,356,934	23,416,121
1,021,137	Italmobiliare S.p.A. (b)	107,360,738	20,450,886
		564,105,774	127,452,722
Japan 15.95%
11,590,430	Secom Company Limited	528,330,685	578,633,247
1,895,990	Keyence Corporation	351,946,352	526,617,761
2,693,956	SMC Corporation	294,992,485	466,590,584
8,957,460	Astellas Pharma, Inc.	361,514,739	456,502,916
2,888,400	Fanuc Corporation	255,486,281	450,620,758
6,585,190	Shimano, Inc. (c)	142,204,616	449,875,034
5,250,300	KDDI Corporation	334,890,772	390,869,718
14,441,180	Mitsubishi Estate Company Limited	219,465,631	350,041,302
12,077,060	MISUMI Group, Inc. (c)	207,493,550	317,726,901
14,917,300	NKSJ Holdings, Inc.	402,645,728	313,730,384
14,618,720	MS&AD Insurance Group Holdings	356,085,457	307,130,761
2,318,500	Hirose Electric Company Limited (c)	246,194,572	275,915,207
12,945,240	Hoya Corporation	280,406,180	250,146,142
4,608,800	Ono Pharmaceutical Company Limited	205,307,217	242,953,492
4,286,130	Nissin Foods Holdings Company Limited	152,493,842	163,064,394
6,491,810	Nomura Research Institute Limited	135,779,895	148,897,985
3,459,136	Canon, Inc.	153,731,269	127,435,873
1,535,560	Shin-Etsu Chemical Company Limited	72,103,710	93,976,138
59,245	NTT DoCoMo, Inc.	90,107,766	90,093,393
3,526,280	Chofu Seisakusho Company Limited (c)	64,322,538	72,772,474
5,147,000	T. Hasegawa Company Limited (c)	79,849,658	62,153,941
1,219,500	Ariake Japan Company Limited	19,779,460	22,216,422
2,002,100	Seikagaku Corporation	21,143,745	21,963,041
653,050	THK Company Limited	9,802,546	11,353,661
		4,986,078,694	6,191,281,529
Malaysia 0.39%
129,221,380	Genting Malaysia Berhad	111,924,255	152,636,776

Mexico 2.33%
15,044,166	Grupo Televisa S.A.B., ADR	289,394,928	421,387,090

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 40.65% — (continued)

Mexico 2.33% — (continued)
6,401,020	Industrias Peñoles S.A.B. de C.V.	$7,339,323	$313,965,547
6,399,253	Fresnillo PLC	43,883,996	168,273,995
		340,618,247	903,626,632
Netherlands 0.22%
10,089,542	TNT Express NV	112,724,843	77,525,976
2,555,993	PostNL NV (b)	23,540,671	6,694,651
		136,265,514	84,220,627
Singapore 0.05%
13,467,250	ComfortDelGro Corporation Limited	3,279,184	21,006,015

South Africa 0.82%
22,792,720	Gold Fields Limited, ADR	255,149,383	264,851,407
8,092,307	Harmony Gold Mining Company Limited, ADR	69,852,451	52,276,303
		325,001,834	317,127,710
South Korea 0.93%
3,476,566	KT&G Corporation	187,647,559	242,322,804
51,900	Lotte Confectionery Company Limited (b)	21,157,499	82,216,406
39,989	Namyang Dairy Products Company Limited (b)(c)	7,325,466	35,254,439
		216,130,524	359,793,649
Spain 0.47%
3,295,234	Red Electrica Corporation SA	165,292,750	183,489,883

Sweden 0.68%
5,939,940	Investor AB, Class ‘A’	116,378,542	165,303,499
3,394,798	Investor AB, Class ‘B’	63,888,333	96,504,910
		180,266,875	261,808,409
Switzerland 2.12%
5,091,560	Nestlé SA	146,056,200	357,528,224
4,327,670	Pargesa Holding SA	272,881,781	321,246,273
27,925	Lindt & Spruengli AG PC	28,106,172	100,039,011
388,803	Kuehne & Nagel International AG	7,503,142	45,673,671
		454,547,295	824,487,179
Thailand 0.57%
30,023,200	Bangkok Bank PCL, NVDR	97,800,376	210,424,172
577,000	OHTL PCL (a)	2,636,473	9,287,726
		100,436,849	219,711,898
United Kingdom 2.29%
8,887,953	Berkeley Group Holdings PLC (b)(c)	108,218,344	257,962,180
54,190,386	WM Morrison Supermarkets PLC	239,950,505	215,724,348
7,387,420	GlaxoSmithKline PLC	140,774,624	169,361,264
4,355,040	Willis Group Holdings PLC	119,957,625	155,518,479

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 40.65% — (continued)

United Kingdom 2.29% — (continued)
3,052,693	Anglo American PLC	$74,109,213	$91,336,242
		683,010,311	889,902,513
Total International Common Stocks		13,251,790,881	15,773,410,479
Total Common Stocks		23,403,301,342	29,086,020,626

International Preferred Stock — 0.32%

Germany 0.32%
1,754,484	Hornbach Holding AG	63,837,360	125,305,822

Warrant — 0.20%

United States — 0.20%
5,806,899	JPMorgan Chase & Company Warrant expire 10/28/18 (b)	75,108,859	79,438,378

OUNCES

Commodity — 4.51%
1,051,078	Gold bullion (b)	736,135,763	1,749,782,791

PRINCIPAL

Notes and Bonds — 0.39%

U.S. Corporate Bonds — 0.07%
$5,467,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (a)	4,776,077	4,329,181
22,554,000	Yankee Candle Company, Inc. Series ‘B’ 9.75% due 02/15/17	22,079,872	23,456,385
Total U.S. Corporate Bonds		26,855,949	27,785,566

International Notes and Bonds — 0.32%

International Corporate Notes and Bonds — 0.25%

Canada 0.05%
17,593,454 USD	Catalyst Paper Corporation 11.00% due 10/30/17 (f)(j)	23,334,266	14,514,600
3,924,131 USD	Catalyst Paper Corporation FRN 13.00% due 09/13/16 (a)(f)(k)(l)	3,372,408	4,022,234
		26,706,674	18,536,834
France 0.17%
15,000,000 EUR	Emin Leydier SA FRN 7.32% due 07/31/16 (a)(f)(g)(l)	21,437,037	20,367,014
12,000,000 EUR	FINEL 9.50% due 06/30/17 (a)(f)(g)	14,495,954	12,220,208
12,050,000 EUR	Wendel SA 4.375% due 08/09/17	12,307,491	16,831,894
10,000,000 EUR	Wendel SA 4.875% due 09/21/15	11,621,362	14,189,019
3,500,000 EUR	Wendel SA 4.875% due 05/26/16	3,176,365	4,966,157
		63,038,209	68,574,292

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Notes and Bonds 0.25% — (continued)

Norway 0.03%
5,500,000 USD	Den Norske Bank ASA FRN 0.813% due 08/30/13 (a)(l)	$3,888,750	$2,942,500
3,170,000 USD	Den Norske Creditbank FRN 0.561% due 05/31/13 (a)(l)	2,059,625	1,680,100
3,500,000 USD	Den Norske Creditbank FRN 0.859% due 08/30/13 (a)(l)	2,610,000	1,925,000
10,000,000 USD	Nordea Bank Norge ASA FRN 0.711% due 05/21/13 (a)(l)	6,826,750	5,000,000
		15,385,125	11,547,600
Total International Corporate Notes and Bonds		105,130,008	98,658,726

International Government Bond — 0.07%

South Korea 0.07%
25,471,950,000 KRW	Inflation Linked Korea Treasury Bond 2.75% due 03/10/17 (m)	24,262,917	25,478,617
Total International Notes and Bonds		129,392,925	124,137,343
Total Notes and Bonds		156,248,874	151,922,909

U.S. Treasury Bills — 0.35%
$64,076,000	U.S. Treasury Bill 0.09% due 02/07/13	64,075,039	64,075,039
71,596,000	U.S. Treasury Bill 0.11% due 02/21/13	71,591,625	71,591,625
Total U.S. Treasury Bills		135,666,664	135,666,664

Commercial Paper — 18.09%

International Commercial Paper — 4.63%

Canada 0.31%
24,217,000 USD	Suncor Energy, Inc. 0.30% due 02/05/13	24,216,193	24,216,193
26,012,000 USD	Suncor Energy, Inc. 0.30% due 02/14/13	26,009,182	26,009,182
33,648,000 USD	Suncor Energy, Inc. 0.30% due 02/25/13	33,641,270	33,641,270
36,920,000 USD	Suncor Energy, Inc. 0.33% due 02/12/13	36,916,277	36,916,277

France 1.20%
21,765,000 USD	EI du Pont de Nemours & Company 0.09% due 02/12/13	21,764,402	21,764,402
33,648,000 USD	EI du Pont de Nemours & Company 0.09% due 02/21/13	33,646,318	33,646,318
53,095,000 USD	EI du Pont de Nemours & Company 0.10% due 02/15/13	53,092,935	53,092,935
15,546,000 USD	EI du Pont de Nemours & Company 0.10% due 02/21/13	15,545,136	15,545,136
44,374,000 USD	Sanofi 0.13% due 02/28/13	44,369,840	44,369,840
56,539,000 USD	Sanofi 0.14% due 02/28/13	56,533,063	56,533,063

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 4.63% — (continued)

France 1.20% — (continued)
140,624,000 USD	Sanofi 0.15% due 03/20/13	$140,596,461	$140,596,461
64,767,000 USD	Total SA 0.12% due 03/15/13	64,757,933	64,757,933
36,968,000 USD	Total SA 0.13% due 02/13/13	36,966,398	36,966,398

Germany 0.82%
100,945,000 USD	Siemens Company 0.12% due 02/19/13	100,938,943	100,938,943
65,769,000 USD	Siemens Company 0.13% due 03/18/13	65,758,313	65,758,313
85,723,000 USD	Siemens Company 0.13% due 03/20/13	85,708,451	85,708,451
65,769,000 USD	Siemens Company 0.13% due 03/21/13	65,757,600	65,757,600

Italy 0.32%
35,397,000 USD	Eni S.p.A. 0.43% due 02/22/13	35,388,328	35,388,328
21,757,000 USD	Eni S.p.A. 0.45% due 03/14/13	21,746,097	21,746,097
34,123,000 USD	Eni S.p.A. 0.48% due 03/05/13	34,108,744	34,108,744
32,514,000 USD	Eni S.p.A. 0.49% due 02/11/13	32,509,665	32,509,665

Japan 0.12%
16,895,000 USD	Honda Corporation 0.13% due 02/06/13	16,894,695	16,894,695
31,500,000 USD	Mitsui & Company Limited 0.24% due 02/19/13	31,496,220	31,496,220

Switzerland 0.30%
22,918,000 USD	ABB Limited 0.25% due 03/28/13	22,909,246	22,909,246
13,663,000 USD	Nestlé SA 0.03% due 02/04/13	13,662,966	13,662,966
55,903,000 USD	Nestlé SA 0.11% due 04/01/13	55,892,922	55,892,922
21,979,000 USD	Roche Holdings, Inc. 0.11% due 04/22/13	21,973,628	21,973,215

United Kingdom 1.56%
18,348,000 USD	AstraZeneca PLC 0.11% due 02/20/13	18,346,935	18,346,935
27,901,000 USD	AstraZeneca PLC 0.11% due 05/01/13	27,893,412	27,882,167
17,271,000 USD	AstraZeneca PLC 0.12% due 02/27/13	17,269,503	17,269,503

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 4.63% — (continued)

United Kingdom 1.56% — (continued)
69,145,000 USD	AstraZeneca PLC 0.12% due 05/03/13	$69,124,026	$69,096,758
28,905,000 USD	AstraZeneca PLC 0.13% due 04/17/13	28,897,172	28,889,929
31,094,000 USD	AstraZeneca PLC 0.14% due 04/22/13	31,084,326	31,076,161
29,374,000 USD	AstraZeneca PLC 0.15% due 03/05/13	29,370,083	29,370,083
137,787,000 USD	GlaxoSmithKline PLC 0.12% due 02/05/13	137,785,163	137,785,163
72,262,000 USD	GlaxoSmithKline PLC 0.13% due 03/04/13	72,253,911	72,253,911
109,720,000 USD	GlaxoSmithKline PLC 0.16% due 02/07/13	109,717,074	109,717,074
63,528,000 USD	GlaxoSmithKline PLC 0.17% due 02/13/13	63,524,400	63,524,400
Total International Commercial Paper		1,798,067,231	1,798,012,897

U.S. Commercial Paper — 13.46%
$23,553,000	Abbott Laboratories 0.09% due 03/06/13	23,551,057	23,551,057
6,904,000	Abbott Laboratories 0.10% due 02/19/13	6,903,655	6,903,655
13,774,000	Abbott Laboratories 0.10% due 02/26/13	13,773,043	13,773,043
39,910,000	Abbott Laboratories 0.10% due 04/16/13	39,901,796	39,901,795
27,901,000	Abbott Laboratories 0.11% due 04/02/13	27,895,885	27,896,274
24,414,000	Abbott Laboratories 0.11% due 04/09/13	24,409,002	24,409,388
24,259,000	Abbott Laboratories 0.12% due 02/26/13	24,256,978	24,256,978
21,400,000	AutoZone, Inc. 0.30% due 02/15/13	21,397,503	21,397,503
17,698,000	Baker Hughes, Inc. 0.15% due 04/15/13	17,692,617	17,688,068
69,034,000	BHP Billiton Finance USA Limited 0.12% due 02/14/13	69,031,009	69,031,009
35,397,000	BHP Billiton Finance USA Limited 0.12% due 02/19/13	35,394,876	35,394,876
15,683,000	BHP Billiton Finance USA Limited 0.12% due 02/20/13	15,682,007	15,682,007
16,824,000	BHP Billiton Finance USA Limited 0.15% due 04/18/13	16,818,672	16,813,996
8,279,000	Campbell Soup Company 0.18% due 02/13/13	8,278,503	8,278,503
6,646,000	Campbell Soup Company 0.19% due 02/14/13	6,645,544	6,645,544
22,345,000	Caterpillar Financial Services Company 0.13% due 04/11/13	22,339,432	22,337,179
68,989,000	Chevron Corporation 0.06% due 02/11/13	68,987,850	68,987,850
48,931,000	Chevron Corporation 0.06% due 02/12/13	48,930,103	48,930,103
56,635,000	Chevron Corporation 0.06% due 02/14/13	56,633,773	56,633,773
63,848,000	Chevron Corporation 0.07% due 02/01/13	63,848,000	63,848,000
73,633,000	Chevron Corporation 0.14% due 02/04/13	73,632,141	73,632,141
36,632,000	Church & Dwight Company, Inc. 0.30% due 03/05/13	36,622,231	36,622,231
35,513,000	Coca-Cola Company 0.11% due 03/18/13	35,508,117	35,508,117
21,643,000	Coca-Cola Company 0.13% due 04/17/13	21,637,138	21,637,061
48,606,000	Coca-Cola Company 0.14% due 02/14/13	48,603,543	48,603,543
67,661,000	Coca-Cola Company 0.15% due 03/19/13	67,648,032	67,648,032
33,634,000	Coca-Cola Company 0.15% due 04/17/13	33,623,489	33,624,771

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 13.46% — (continued)
$18,253,000	Coca-Cola Company 0.18% due 03/13/13	$18,249,349	$18,249,349
45,050,000	Coca-Cola Company 0.20% due 02/07/13	45,048,498	45,048,498
13,154,000	Colgate-Palmolive Company 0.06% due 02/04/13	13,153,934	13,153,934
32,884,000	Con Edison, Inc. 0.25% due 02/06/13	32,882,858	32,882,858
13,743,000	ConocoPhillips 0.14% due 02/11/13	13,742,466	13,742,466
21,000,000	ConocoPhillips 0.15% due 02/07/13	20,999,475	20,999,475
39,882,000	ConocoPhillips 0.17% due 04/16/13	39,868,063	39,871,200
28,410,000	Danaher Corporation 0.15% due 02/08/13	28,409,171	28,409,171
70,942,000	Deere & Company 0.09% due 02/15/13	70,939,517	70,939,517
15,693,000	Deere & Company 0.11% due 03/12/13	15,691,130	15,691,130
34,877,000	Deere & Company 0.11% due 03/27/13	34,871,245	34,871,245
36,696,000	Deere & Company 0.12% due 02/05/13	36,695,511	36,695,511
37,000,000	Deere & Company 0.12% due 02/11/13	36,998,767	36,998,767
21,890,000	Deere & Company 0.12% due 02/13/13	21,889,124	21,889,124
15,653,000	Devon Energy Corporation 0.24% due 03/13/13	15,648,826	15,648,826
29,581,000	Devon Energy Corporation 0.25% due 02/19/13	29,577,302	29,577,302
32,139,000	Devon Energy Corporation 0.27% due 02/06/13	32,137,795	32,137,795
7,605,000	Devon Energy Corporation 0.27% due 04/17/13	7,600,722	7,598,637
40,421,000	Devon Energy Corporation 0.27% due 05/01/13	40,394,019	40,379,568
34,719,000	Devon Energy Corporation 0.29% due 02/05/13	34,717,881	34,717,881
16,915,000	Devon Energy Corporation 0.33% due 03/18/13	16,908,023	16,908,023
16,070,000	Devon Energy Corporation 0.33% due 04/03/13	16,061,014	16,059,437
28,160,000	Devon Energy Corporation 0.33% due 04/04/13	28,143,996	28,141,127
13,227,000	Dover Corporation 0.07% due 02/04/13	13,226,923	13,226,923
70,399,000	Eli Lilly & Company 0.11% due 02/08/13	70,397,494	70,397,494
28,570,000	Emerson Electric Company 0.12% due 04/22/13	28,562,381	28,561,643
30,355,000	Emerson Electric Company 0.12% due 04/25/13	30,346,602	30,345,793
26,919,000	Emerson Electric Company 0.12% due 04/29/13	26,911,193	26,910,445
11,780,000	Emerson Electric Company 0.13% due 03/04/13	11,778,681	11,778,681
18,310,000	Emerson Electric Company 0.15% due 02/14/13	18,309,008	18,309,008
20,329,000	Emerson Electric Company 0.15% due 03/07/13	20,326,120	20,326,120
37,099,000	Emerson Electric Company 0.15% due 03/20/13	37,091,735	37,091,735
38,196,000	Exxon Mobil Corporation 0.02% due 02/06/13	38,195,894	38,195,894
49,749,000	Exxon Mobil Corporation 0.02% due 03/05/13	49,748,116	49,748,116
62,733,000	Exxon Mobil Corporation 0.03% due 03/01/13	62,731,536	62,731,536
24,146,000	General Mills, Inc. 0.19% due 02/06/13	24,145,363	24,145,363
17,833,000	General Mills, Inc. 0.20% due 02/15/13	17,831,613	17,831,613
15,683,000	General Mills, Inc. 0.21% due 02/13/13	15,681,902	15,681,902
51,052,000	Google, Inc. 0.08% due 02/13/13	51,050,639	51,050,639
22,955,000	Google, Inc. 0.12% due 02/12/13	22,954,158	22,954,158
63,085,000	Google, Inc. 0.13% due 02/06/13	63,083,861	63,083,861
38,118,000	Google, Inc. 0.14% due 03/04/13	38,113,405	38,113,405
9,617,000	Google, Inc. 0.15% due 05/02/13	9,613,394	9,613,337
32,652,000	Google, Inc. 0.18% due 05/02/13	32,637,307	32,639,563
70,018,000	H.J. Heinz Company Limited 0.27% due 04/22/13	69,975,989	69,975,989
36,632,000	H.J. Heinz Company Limited 0.30% due 04/23/13	36,607,273	36,608,636
62,185,000	Honeywell International, Inc. 0.10% due 03/19/13	62,177,054	62,177,054

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 13.46% — (continued)
$33,827,000	Johnson & Johnson 0.04% due 02/05/13	$33,826,850	$33,826,850
84,539,000	Johnson & Johnson 0.06% due 04/02/13	84,530,546	84,524,679
35,214,000	Johnson & Johnson 0.07% due 02/05/13	35,213,726	35,213,726
32,866,000	Johnson & Johnson 0.07% due 02/07/13	32,865,617	32,865,617
16,950,000	Johnson & Johnson 0.08% due 02/25/13	16,949,096	16,949,096
6,138,000	Kimberly Clark 0.09% due 03/04/13	6,137,524	6,137,524
5,785,000	Kimberly Clark 0.11% due 02/25/13	5,784,576	5,784,576
14,792,000	McCormick & Company, Inc. 0.22% due 02/07/13	14,791,458	14,791,458
16,257,000	McDonald’s Corporation 0.10% due 03/26/13	16,254,607	16,254,607
17,833,000	McDonald’s Corporation 0.11% due 04/10/13	17,829,295	17,828,556
17,359,000	McDonald’s Corporation 0.14% due 03/06/13	17,356,772	17,356,772
16,155,000	McDonald’s Corporation 0.15% due 03/18/13	16,151,971	16,151,971
88,232,000	Medtronic, Inc. 0.09% due 03/07/13	88,224,500	88,224,500
61,131,000	Medtronic, Inc. 0.17% due 03/14/13	61,119,164	61,119,164
57,294,000	Merck & Company, Inc. 0.07% due 02/19/13	57,291,995	57,291,995
51,946,000	Merck & Company, Inc. 0.08% due 03/14/13	51,941,267	51,941,267
35,397,000	Merck & Company, Inc. 0.08% due 03/21/13	35,393,224	35,393,224
46,970,000	Merck & Company, Inc. 0.08% due 03/22/13	46,964,885	46,964,885
28,160,000	Merck & Company, Inc. 0.09% due 02/06/13	28,159,648	28,159,648
37,273,000	Merck & Company, Inc. 0.09% due 02/15/13	37,271,695	37,271,695
36,864,000	Merck & Company, Inc. 0.09% due 02/26/13	36,861,696	36,861,696
54,454,000	MetLife 0.14% due 03/06/13	54,447,012	54,447,012
20,019,000	MetLife 0.16% due 04/23/13	20,011,793	20,009,653
31,093,000	NetJets, Inc. 0.08% due 02/01/13	31,093,000	31,093,000
10,700,000	Parker-Hannifin Corporation 0.10% due 02/11/13	10,699,703	10,699,703
9,702,000	Parker-Hannifin Corporation 0.11% due 02/20/13	9,701,437	9,701,437
12,748,000	Parker-Hannifin Corporation 0.13% due 03/04/13	12,746,573	12,746,573
33,634,000	Parker-Hannifin Corporation 0.15% due 02/07/13	33,633,159	33,633,159
44,995,000	Parker-Hannifin Corporation 0.15% due 02/08/13	44,993,688	44,993,688
36,632,000	PepsiCo, Inc. 0.05% due 03/12/13	36,630,016	36,630,016
70,942,000	PepsiCo, Inc. 0.07% due 02/20/13	70,939,379	70,939,379
18,820,000	PepsiCo, Inc. 0.07% due 02/25/13	18,819,122	18,819,122
27,595,000	PepsiCo, Inc. 0.07% due 03/01/13	27,593,498	27,593,498
12,856,000	PepsiCo, Inc. 0.08% due 02/19/13	12,855,486	12,855,486
14,029,000	PepsiCo, Inc. 0.08% due 02/20/13	14,028,408	14,028,408
53,499,000	Philip Morris International, Inc. 0.09% due 03/13/13	53,493,650	53,493,650
29,134,000	Philip Morris International, Inc. 0.09% due 03/26/13	29,130,140	29,130,140
34,517,000	Philip Morris International, Inc. 0.10% due 02/11/13	34,516,041	34,516,041
35,158,000	Philip Morris International, Inc. 0.10% due 02/12/13	35,156,926	35,156,926
33,648,000	Philip Morris International, Inc. 0.10% due 03/08/13	33,644,729	33,644,729
25,093,000	Philip Morris International, Inc. 0.11% due 02/27/13	25,091,007	25,091,007
37,311,000	Philip Morris International, Inc. 0.11% due 03/13/13	37,306,440	37,306,440
15,636,000	Philip Morris International, Inc. 0.12% due 02/08/13	15,635,635	15,635,635
35,513,000	Philip Morris International, Inc. 0.12% due 02/20/13	35,510,751	35,510,751
32,309,000	Philip Morris International, Inc. 0.13% due 02/01/13	32,309,000	32,309,000
16,517,000	Philip Morris International, Inc. 0.13% due 02/19/13	16,515,926	16,515,926
28,905,000	Precision Castparts Corporation 0.15% due 03/07/13	28,900,905	28,900,905

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 13.46% — (continued)
$12,819,000	Precision Castparts Corporation 0.18% due 02/26/13	$12,817,398	$12,817,398
22,918,000	Rockwell Collins, Inc. 0.11% due 02/01/13	22,918,000	22,918,000
35,666,000	Target Corporation 0.10% due 02/01/13	35,666,000	35,666,000
34,494,000	Unilever Capital Corporation 0.09% due 02/01/13	34,494,000	34,494,000
108,448,000	Unilever Capital Corporation 0.10% due 02/22/13	108,441,674	108,441,674
32,498,000	United Healthcare Company 0.16% due 02/08/13	32,496,989	32,496,989
32,498,000	United Healthcare Company 0.16% due 02/11/13	32,496,556	32,496,556
31,366,000	United Healthcare Company 0.20% due 03/06/13	31,360,250	31,360,250
74,284,000	United Healthcare Company 0.21% due 02/01/13	74,284,000	74,284,000
27,614,000	United Healthcare Company 0.21% due 03/01/13	27,609,490	27,609,490
34,494,000	United Healthcare Company 0.21% due 03/15/13	34,485,549	34,485,549
33,648,000	United Parcel Service, Inc. 0.04% due 03/08/13	33,646,691	33,646,691
65,030,000	United Parcel Service, Inc. 0.07% due 02/25/13	65,026,965	65,026,965
35,009,000	United Technologies Corporation 0.07% due 02/21/13	35,007,639	35,007,639
29,785,000	Verizon Communications, Inc. 0.28% due 03/08/13	29,776,892	29,776,892
18,646,000	Verizon Communications, Inc. 0.29% due 03/27/13	18,637,889	18,637,889
18,316,000	Verizon Communications, Inc. 0.30% due 03/19/13	18,308,979	18,308,979
51,138,000	Wal-Mart Stores, Inc. 0.06% due 02/04/13	51,137,744	51,137,744
43,701,000	Wal-Mart Stores, Inc. 0.07% due 02/12/13	43,700,065	43,700,065
34,877,000	Wal-Mart Stores, Inc. 0.07% due 02/13/13	34,876,186	34,876,186
21,496,000	Wal-Mart Stores, Inc. 0.08% due 02/21/13	21,495,045	21,495,045
33,595,000	Walt Disney Company 0.12% due 02/21/13	33,592,760	33,592,760
20,149,000	Walt Disney Company 0.12% due 04/11/13	20,144,366	20,141,948
22,948,000	Walt Disney Company 0.13% due 04/15/13	22,941,951	22,939,509
50,000,000	Walt Disney Company 0.13% due 04/16/13	49,986,639	49,981,250
33,595,000	Walt Disney Company 0.14% due 03/22/13	33,588,598	33,588,598
42,924,000	Walt Disney Company 0.14% due 04/03/13	42,913,817	42,910,694
35,687,000	Walt Disney Company 0.15% due 02/15/13	35,684,918	35,684,918
31,928,000	Walt Disney Company 0.15% due 03/04/13	31,923,876	31,923,876
37,588,000	Walt Disney Company 0.15% due 03/08/13	37,582,518	37,582,518
31,366,000	WellPoint, Inc. 0.16% due 02/12/13	31,364,467	31,364,467
36,132,000	WellPoint, Inc. 0.20% due 03/18/13	36,122,967	36,122,967
32,515,000	WellPoint, Inc. 0.20% due 03/21/13	32,506,329	32,506,329
17,736,000	WellPoint, Inc. 0.25% due 04/08/13	17,727,871	17,726,758
17,736,000	WellPoint, Inc. 0.25% due 04/09/13	17,727,748	17,726,619
30,971,000	WellPoint, Inc. 0.33% due 02/28/13	30,963,335	30,963,335
Total U.S. Commercial Paper		5,221,552,020	5,221,501,583
Total Commercial Paper		7,019,619,251	7,019,514,480
Total Investment Portfolio Excluding Options Written — 98.81%		$31,589,918,113	$38,347,651,670

CONTRACTS		STRIKE PRICE	EXPIRATION DATE

Covered Call Options Written — (0.02)%
2,615	KLA-Tencor Corporation	$55.00	February 2013	(235,350)
15,221	Phillips 66	55.00	February 2013	(8,980,390)
Total Covered Call Options Written (Premiums Received: $2,575,103)				(9,215,740)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

Total Investments — 98.79% (Cost: $31,587,343,010)	$38,338,435,930
Other Assets in Excess of Liabilities — 1.21%	471,520,764
Net Assets — 100.00%	$38,809,956,694

(a)         Security is deemed illiquid. At January 31, 2013, the value of these securities amounted to $88,254,853 or 0.23% of net assets.

(b)         Non-income producing security/commodity.

(c)          An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(d)         At January 31, 2013, all or a portion of this security was segregated to cover collateral requirement for options.

(e)          Represents variable voting shares.

(f)           Represents securities that are subject to legal or contractual restrictions on resale. At January 31, 2013, the value of these securities amounted to $58,862,180 or 0.15% of net assets.

(g)          Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $43,831,341 or 0.11% of net assets.

(h)         Held through Financiere Rouge, LLC, wholly owned subsidiary and disregarded entity for U.S. tax purposes.

(i)             Represents non-voting class of shares.

(j)            Payment-in-kind security.

(k)         All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)             Floating rate security. Rate shown is the rate in effect at January 31, 2013.

(m)     Inflation protected security.

At January 31, 2013, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,211,541,430
Gross unrealized depreciation	(1,460,448,510)
Net unrealized appreciation	$6,751,092,920

Abbreviations used in this schedule include:

ADR	—	American Depository Receipt
FRN	—	Floating Rate Note
NVDR	—	Non-Voting Depository Receipt
PC	—	Participation Certificate
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
RSP	—	Represents Non-Voting Shares

Currencies
EUR	—	Euro
KRW	—	South Korean Won
USD	—	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Catalyst Paper Corporation	09/17/12	$17,346	$1.86
Catalyst Paper Corporation 11.00% due 10/30/17	09/17/12	23,334,266	0.83
Catalyst Paper Corporation FRN 13.00% due 09/13/16	08/31/12	3,372,408	1.02
Emin Leydier SA FRN 7.32% due 07/31/16	07/30/09	21,437,037	1.36
FINEL 9.50% due 06/30/2017	06/22/05	14,495,954	1.02
FINEL	07/30/09	—	0.49

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JANUARY 31, 2013	UNREALIZED APPRECIATION AT JANUARY 31, 2013	UNREALIZED DEPRECIATION AT JANUARY 31, 2013
03/21/13	228,250,000	Euro	$288,606,148	$309,997,059	$—	$(21,390,911)
04/17/13	86,649,000	Euro	111,909,783	117,698,122	—	(5,788,339)
05/15/13	360,496,000	Euro	449,423,418	489,591,179	—	(40,167,761)
06/19/13	129,831,000	Euro	168,852,601	176,396,656	—	(7,544,055)
07/17/13	180,410,000	Euro	235,833,756	245,140,930	—	(9,307,174)
03/21/13	35,204,492,000	Japanese Yen	447,143,373	385,538,796	61,604,577	—
04/17/13	33,255,587,000	Japanese Yen	425,794,142	364,269,009	61,525,133	—
05/15/13	34,786,463,000	Japanese Yen	433,149,582	381,126,682	52,022,900	—
06/19/13	41,843,556,000	Japanese Yen	503,820,172	458,599,227	45,220,945	—
07/17/13	99,855,844,000	Japanese Yen	1,207,371,780	1,094,000,290	113,371,490	—
			$4,271,904,755	$4,022,357,950	$333,745,045	$(84,198,240)

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT JANUARY 31, 2013	UNREALIZED APPRECIATION AT JANUARY 31, 2013	UNREALIZED DEPRECIATION AT JANUARY 31, 2013
07/17/13	26,795,455,000	Japanese Yen	$294,875,180	$293,753,078	$—	$(1,122,102)

Affiliated Securities

AFFILIATED SECURITIES	SHARES October 31, 2012	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JANUARY 31,2013	MARKET VALUE JANUARY 31,2013	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
Alliant Techsystems, Inc.	3,638,247	—	—	3,638,247	$235,467,346	$—	$945,944
Berkeley Group Holdings PLC	9,342,277	—	454,324	8,887,953	257,962,180	7,352,933	—
Catalyst Paper Corporation	1,008,427	—	—	1,008,427	1,872,424	—	—
Chofu Seisakusho Company Limited	3,526,280	—	—	3,526,280	72,772,474	—	573,291
Cincinnati Financial Corporation*	8,511,151	—	424,774	8,086,377	343,185,840	5,410,328	3,295,199
Cintas Corporation	13,051,511	—	—	13,051,511	551,556,855	—	8,352,967
City e-Solutions Limited	20,738,780	—	—	20,738,780	1,938,641	—	—
Deltic Timber Corporation	1,249,382	—	382,410	866,972	62,907,488	6,775,735	92,706
FINEL	12,000,000	—	—	12,000,000	5,865,700	—	—
Hirose Electric Company Limited	2,318,500	—	—	2,318,500	275,915,207	—	—
IDACorp, Inc.	3,760,485	—	—	3,760,485	174,524,109	—	1,428,984
Mills Music Trust	33,892	—	—	33,892	1,148,939	—	7,167
MISUMI Group, Inc.	12,811,860	—	734,800	12,077,060	317,726,901	5,694,636	—
Namyang Dairy Products Company Limited	39,989	—	—	39,989	35,254,439	—	—
Neopost SA	2,044,437	—	—	2,044,437	116,589,413	—	4,157,563

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

AFFILIATED SECURITIES	SHARES October 31, 2012	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JANUARY 31, 2013	MARKET VALUE JANUARY 31, 2013	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
NSC Groupe	69,500	—	—	69,500	$6,131,978	$—	$—
Robertet SA	157,260	—	—	157,260	27,647,576	—	—
Sabeton SA	385,000	—	—	385,000	6,555,327	—	—
San Juan Basin Royalty Trust	3,908,035	—	—	3,908,035	60,183,739	—	291,000
Scotts Miracle-Gro Company	4,172,577	—	—	4,172,577	182,425,067	—	1,356,088
Shimano, Inc.	6,969,690	—	384,500	6,585,190	449,875,034	8,873,748	2,814,037
Société Télévision Francaise 1	11,803,362	—	—	11,803,362	142,636,879	—	—
T. Hasegawa Company Limited	5,147,000	—	—	5,147,000	62,153,941	—	—
Total					$3,392,297,497	$34,107,380	$23,314,946

*Not an affiliated issuer as of January 31, 2013.

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Common Stocks
Consumer Discretionary	2.81%
Consumer Staples	2.78
Energy	2.34
Financials	8.95
Health Care	0.95
Industrials	4.57
Information Technology	8.16
Materials	1.87
Utilities	1.87
Total U.S. Common Stocks	34.30
International Common Stocks
Consumer Discretionary	5.39
Consumer Staples	3.81
Energy	2.36
Financials	6.21
Health Care	3.35
Industrials	6.62
Information Technology	3.72
Materials	7.48
Telecommunication Services	1.24
Utilities	0.47
Total International Common Stocks	40.65
International Preferred Stock
Consumer Discretionary	0.32
International Preferred Stock	0.32

Warrant	0.20
Commodity	4.51
U.S. Corporate Bonds
Consumer Discretionary	0.07
Total U.S. Corporate Bonds	0.07

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

International Notes and Bonds
Financials	0.15%
Government Issues	0.07
Materials	0.10
Total International Notes and Bonds	0.32
U.S. Treasury Bills	0.35
Commercial Paper
International Commercial Paper	4.63
U.S. Commercial Paper	13.46
Total Commercial Paper	18.09
Covered Call Options Written	(0.02)
Total Investments	98.79%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

FIRST EAGLE

Overseas Fund

Schedule of Investments • Period Ended January 31, 2013 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 69.56%

International Common Stocks — 69.32%

Australia 1.01%
5,075,755	Newcrest Mining Limited	$153,032,843	$124,040,286

Austria 1.17%
2,047,932	OMV AG	83,876,284	84,421,564
5,915,786	Wienerberger AG (a)	88,605,267	60,420,161
		172,481,551	144,841,725
Belgium 0.44%
585,351	Groupe Bruxelles Lambert SA	43,921,938	48,879,592
57,420	Sofina SA	4,474,251	5,552,662
		48,396,189	54,432,254
Bermuda 0.63%
1,192,400	Jardine Matheson Holdings Limited	38,970,319	77,279,444

Canada 3.86%
2,608,111	Agnico-Eagle Mines Limited	90,941,268	119,444,076
2,339,330	Potash Corporation of Saskatchewan, Inc.	92,837,893	99,421,525
2,473,097	Cenovus Energy, Inc.	55,777,614	82,205,744
7,646,885	Penn West Petroleum Limited	125,286,358	77,386,476
2,383,400	Canadian Natural Resources Limited	67,069,734	72,050,994
1,100,050	EnCana Corporation	14,298,776	21,296,968
1,266,835	Catalyst Paper Corporation (a)(b)(c)	27,586,952	2,352,230
22,978	Cogeco Cable, Inc.	850,481	984,986
447,064	Postmedia Network Canada Corporation (b)(d)(e)	1,993,344	818,881
		476,642,420	475,961,880
France 8.55%
1,660,633	Sanofi	135,351,026	162,030,574
4,936,813	Bouygues SA	183,247,292	140,164,104
1,472,625	Sodexo	40,712,418	131,129,280
2,216,680	Total SA	121,387,550	120,181,718
4,130,173	Carrefour SA	132,598,775	117,654,846
5,931,165	Société Télévision Francaise 1	93,465,134	71,674,737
505,501	Wendel SA	10,862,584	54,854,668
558,938	Laurent-Perrier (a)	19,851,603	52,365,930
827,900	Neopost SA	44,073,366	47,213,181
235,837	Robertet SA (a)(b)	20,591,063	41,462,046
51,500	Robertet SA CI (b)(d)(f)(g)	2,151,628	6,555,632
896,416	Legris Industries SA (a)(c)(d)(f)	23,119,325	26,436,595

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 69.32% — (continued)

France 8.55% — (continued)
514,850	Legrand SA	$16,026,208	$23,366,207
364,373	Gaumont SA	21,698,753	19,591,941
442,830	Société Foncière Financière et de Participations	29,139,582	18,831,932
146,562	BioMerieux	11,367,766	13,993,822
11,593,581	FINEL (a)(b)(c)(d)(f)(h)	9,166,547	5,667,039
100,000	Sabeton SA (b)	1,463,142	1,702,682
		916,273,762	1,054,876,934
Germany 4.22%
3,261,043	HeidelbergCement AG	177,354,412	205,407,829
6,446,343	Deutsche Wohnen AG	67,848,829	124,115,418
1,913,346	Daimler AG	90,981,705	111,386,803
2,508,804	Hamburger Hafen und Logistik AG	77,183,805	62,014,538
296,503	Fraport AG	8,930,449	17,975,735
		422,299,200	520,900,323
Greece 0.76%
10,722,438	Jumbo SA (a)	60,030,796	93,177,191

Hong Kong 1.18%
7,806,340	Guoco Group Limited	57,283,838	93,606,630
8,166,100	Hopewell Holdings Limited	11,153,124	33,640,447
4,626,000	Great Eagle Holdings Limited	14,415,545	17,953,467
10,851,720	City e-Solutions Limited (b)(d)	323,358	1,014,408
		83,175,865	146,214,952
Ireland 0.83%
4,723,559	CRH PLC	81,822,477	102,035,113

Israel 0.39%
3,627,690	Israel Chemicals Limited	37,500,950	48,056,257

Italy 0.46%
7,315,306	Italcementi S.p.A. RSP	87,341,485	23,063,797
1,197,736	Italmobiliare S.p.A. RSP (b)	50,324,930	16,165,293
168,142	Italmobiliare S.p.A. (b)	19,250,153	3,367,474
1,385,400	Recordati S.p.A.	9,200,042	14,174,069
		166,116,610	56,770,633
Japan 25.01%
753,300	Keyence Corporation	138,894,513	209,231,673
4,170,700	Secom Company Limited	178,984,614	208,215,371
1,193,590	SMC Corporation	153,637,312	206,728,638
3,005,170	Shimano, Inc.	43,446,857	205,301,739
1,309,840	Fanuc Corporation	119,983,748	204,348,807
3,251,740	Astellas Pharma, Inc.	132,699,231	165,719,835
7,730,800	MS&AD Insurance Group Holdings	179,151,117	162,419,588
2,105,700	KDDI Corporation	134,141,915	156,763,302
7,316,700	NKSJ Holdings, Inc.	201,780,857	153,879,797

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 69.32% — (continued)

Japan 25.01% — (continued)
5,571,150	Mitsubishi Estate Company Limited	$83,913,152	$135,039,699
1,050,800	Hirose Electric Company Limited	115,774,722	125,051,412
5,936,430	Hoya Corporation	128,817,311	114,712,053
4,092,170	MISUMI Group, Inc.	70,195,915	107,658,030
1,886,400	Ono Pharmaceutical Company Limited	72,353,039	99,441,822
2,150,230	Nissin Foods Holdings Company Limited	76,236,479	81,804,787
3,498,960	Nomura Research Institute Limited	68,063,992	80,253,133
6,736,430	Kansai Paint Company Limited	52,830,721	75,004,919
2,485,480	Daiichikosho Company Limited	27,081,143	60,817,252
2,615,610	Nitto Kohki Company Limited (a)	45,502,581	52,776,103
1,352,223	Canon, Inc.	59,458,429	49,816,405
734,580	Shin-Etsu Chemical Company Limited	34,439,867	44,956,232
6,577,300	Japan Wool Textile Company Limited (a)	49,871,284	43,061,368
2,023,800	Chofu Seisakusho Company Limited (a)	33,120,144	41,765,524
3,206,911	T. Hasegawa Company Limited (a)	43,073,853	38,725,890
21,981	NTT DoCoMo, Inc.	33,331,355	33,426,329
1,286,140	As One Corporation (a)	26,246,127	26,077,636
2,013,324	Nagaileben Company Limited (a)	19,961,972	25,965,576
508,106	SK Kaken Company Limited	9,470,131	24,337,243
2,184,600	Seikagaku Corporation	17,648,500	23,965,067
2,535,900	Yomeishu Seizo Company Limited (a)	22,847,623	22,404,985
1,110,100	Ariake Japan Company Limited	22,819,999	20,223,411
2,068,330	Maezawa Kasei Industries Company Limited (a)	31,939,631	20,130,779
1,549,790	OSG Corporation	17,248,953	20,123,176
493,250	Mandom Corporation	6,249,764	14,683,017
2,313,235	TOMONY Holdings, Inc.	15,565,531	10,054,240
514,000	Kamigumi Company Limited	4,102,598	4,197,986
240,800	THK Company Limited	3,616,074	4,186,451
447,330	Chudenko Corporation	6,673,974	4,055,061
799,300	Shingakukai Company Limited	4,932,331	2,844,017
679,100	Sansei Yusoki Company Limited	4,900,443	2,825,246
119,430	Icom, Inc.	2,436,481	2,608,527
		2,493,444,283	3,085,602,126
Malaysia 0.54%
55,981,850	Genting Malaysia Berhad	48,153,235	66,125,970

Mexico 2.71%
7,987,622	Grupo Televisa S.A.B., ADR	158,160,868	223,733,292
2,246,692	Industrias Peñoles S.A.B. de C.V.	1,833,690	110,198,669
		159,994,558	333,931,961
Netherlands 0.90%
539,055	HAL Trust	18,095,972	71,106,938
4,696,909	TNT Express NV	50,983,195	36,090,088
1,362,458	PostNL NV (b)	12,548,256	3,568,547
		81,627,423	110,765,573

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 69.32% — (continued)

Norway 0.59%
8,230,541	Orkla ASA	$58,334,500	$72,527,711

Singapore 2.23%
23,192,830	Haw Par Corporation Limited (a)	76,875,317	125,771,923
70,167,015	ComfortDelGro Corporation Limited	68,385,814	109,445,459
16,373,450	Singapore Airport Terminal Services Limited	18,528,182	40,359,658
		163,789,313	275,577,040
South Africa 0.91%
7,868,291	Gold Fields Limited, ADR	99,463,345	91,429,542
3,275,059	Harmony Gold Mining Company Limited, ADR	30,822,097	21,156,881
		130,285,442	112,586,423
South Korea 1.92%
1,318,522	KT&G Corporation	70,025,885	91,903,317
35,325	Lotte Confectionery Company Limited	12,445,892	55,959,433
186,884	Nong Shim Company Limited	43,886,371	47,882,670
872,463	Fursys, Inc. (a)	10,110,166	21,071,953
22,950	Namyang Dairy Products Company Limited	4,912,653	20,232,798
		141,380,967	237,050,171
Spain 0.76%
1,688,700	Red Electrica Corporation SA	84,248,760	94,032,583

Sweden 1.03%
3,013,030	Investor AB, Class ‘A’	59,333,861	83,850,073
1,515,198	Investor AB, Class ‘B’	29,407,014	43,072,974
		88,740,875	126,923,047
Switzerland 3.72%
2,610,500	Nestlé SA	79,226,014	183,308,736
2,413,791	Pargesa Holding SA	129,478,662	179,177,563
193,016	Rieter Holding AG	26,177,079	37,754,778
707	Lindt & Spruengli AG	4,541,472	28,746,154
137,452	Kuehne & Nagel International AG	1,733,811	16,146,834
225,026	Autoneum Holding AG (b)	12,062,900	13,476,832
		253,219,938	458,610,897
Taiwan 0.36%
20,184,980	Taiwan Secom Company Limited	32,105,415	44,572,188

Thailand 2.20%
399,038,785	Thai Beverage PCL	68,219,877	169,309,704
14,068,859	Bangkok Bank PCL, NVDR	47,289,992	98,604,679
250,000	OHTL PCL (d)	1,152,073	4,024,145
		116,661,942	271,938,528
Turkey 0.26%
3,205,889	Yazicilar Holding AS	21,541,251	31,811,869

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 69.32% — (continued)

United Kingdom 2.68%
25,811,899	WM Morrison Supermarkets PLC	$115,063,260	$102,753,560
3,378,628	Berkeley Group Holdings PLC (b)	41,275,902	98,060,627
3,995,640	GlaxoSmithKline PLC	76,140,895	91,602,568
1,295,388	Anglo American PLC	32,786,526	38,757,868
		265,266,583	331,174,623
Total International Common Stocks		6,795,537,467	8,551,817,702

U.S. Common Stock — 0.24%

Materials 0.24%
691,883	Newmont Mining Corporation	17,601,872	29,723,294
Total Common Stocks		6,813,139,339	8,581,540,996

International Preferred Stocks — 0.98%

Germany 0.67%
1,160,182	Hornbach Holding AG	39,421,559	82,860,579

South Korea 0.31%
41,987	Samsung Electronics Company Limited	4,983,766	32,697,363
27,183	Namyang Dairy Products Company Limited	387,444	6,091,009
		5,371,210	38,788,372
Total International Preferred Stocks		44,792,769	121,648,951

Right — 0.00%
55,324	Pfleiderer Atlantik Raco RI Rights (b)	7,625	0

OUNCES

Commodity — 5.33%
394,744	Gold bullion (b)	199,148,724	657,150,444

PRINCIPAL

Term Loans — 0.11%

Germany 0.11%
1,880,723 EUR	Atlantik Senior Debt 79.5M 6.00% due 05/30/17 (d)(f)(i)	2,553,647	1,155,015
132,149 EUR	Atlantik Senior Debt Rollup due 05/30/17 (b)(d)(f)	0	81,157
371,719 EUR	Atlantik Senior Debt Term Facility 1A 6.00% due 05/30/17 (d)(f)(i)	504,720	228,285
364,387 EUR	Atlantik Senior Debt Term Facility 2A 6.00% due 05/30/17 (d)(f)(i)	494,765	223,782
346,348 EUR	Atlantik Senior Debt Term Facility 3A 6.00% due 05/30/17 (d)(f)(i)	470,272	212,704
219,842 EUR	Atlantik Senior Debt Term Facility 4A 6.00% due 05/30/17 (d)(f)(i)	298,502	135,012
4,000,000 EUR	Atlantik Subordinated Debt 79.5M 15.00% due 05/30/17 (d)(f)(i)	5,431,204	0
790,586 EUR	Atlantik Subordinated Debt Term Facility 1A 15.00% due 05/30/17 (d)(f)(i)	1,073,458	0
774,993 EUR	Atlantik Subordinated Debt Term Facility 2A 15.00% due 05/30/17 (d)(f)(i)	1,052,286	0
739,302 EUR	Atlantik Subordinated Debt Term Facility 3A 15.00% due 05/30/17 (d)(f)(i)	1,003,825	0
469,266 EUR	Atlantik Subordinated Debt Term Facility 4A 15.00% due 05/30/17 (d)(f)(i)	637,170	0
72 EUR	Atlantik Subordinated Debt Commitment fee due 05/30/17 (b)(d)(f)	0	0
609,009 EUR	Atlanktik Subordinated Debt Duration fee due 05/30/17 (b)(d)(f)	0	0

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

Term Loans — 0.11% — (continued)
1,996,449 EUR	Atlanktik Subordinated Debt Standstill Accrued Interest due 05/30/17 (b)(d)(f)	0	0
4,119,277 EUR	Pfleiderer AG 79.5M 4.19% due 05/30/17 (d)(f)(i)(k)	5,593,158	5,593,158
264,297 EUR	Pfleiderer AG Rollup due 05/30/17 (b)(d)(f)	0	358,863
814,161 EUR	Pfleiderer AG Term Facility 1A 4.19% due 05/30/17 (d)(f)(i)(k)	1,105,469	1,105,469
798,102 EUR	Pfleiderer AG Term Facility 2A 4.19% due 05/30/17 (d)(f)(i)(k)	1,083,664	1,083,664
761,348 EUR	Pfleiderer AG Term Facility 3A 4.19% due 05/30/17 (d)(f)(i)(k)	1,033,759	1,033,759
483,259 EUR	Pfleiderer AG Term Facility 4A 4.19% due 05/30/17 (d)(f)(i)(k)	656,170	656,170
1,292,659 EUR	Pfleiderer AG Term Loan B due 05/02/18 (b)(d)	1,804,947	1,601,596
Total Term Loans		24,797,016	13,468,634

International Corporate Bonds — 0.38%

Canada 0.18%
21,221,754 USD	Catalyst Paper Corporation 11.00% due 10/30/17 (c)(i)	28,616,808	17,507,947
4,703,166 USD	Catalyst Paper Corporation FRN 13.00% due 09/13/16 (c)(d)(j)(k)	4,041,913	4,820,745
		32,658,721	22,328,692
France 0.20%
10,000,000 EUR	Emin Leydier SA FRN 7.32% due 07/31/16 (c)(d)(f)(k)	14,285,831	13,578,009
8,000,000 EUR	FINEL 9.50% due 06/30/17 (b)(c)(d)(f)	9,659,548	8,146,805
1,950,000 EUR	Wendel SA 4.875% due 09/21/15	1,907,609	2,766,859
		25,852,988	24,491,673
Total International Corporate Bonds		58,511,709	46,820,365

U.S. Treasury Bills — 0.35%
$28,939,000	U.S. Treasury Bill 0.09% due 02/07/13	28,938,566	28,938,566
14,297,000	U.S. Treasury Bill 0.11% due 02/21/13	14,296,126	14,296,126
Total U.S. Treasury Bills		43,234,692	43,234,692

Commercial Paper — 21.73%

International Commercial Paper — 5.46.00%

Canada 0.38%
15,868,000 USD	Suncor Energy, Inc. 0.30% due 02/05/13	15,867,471	15,867,471
8,994,000 USD	Suncor Energy, Inc. 0.30% due 02/14/13	8,993,026	8,993,026
12,510,000 USD	Suncor Energy, Inc. 0.30% due 02/25/13	12,507,498	12,507,498
8,933,000 USD	Suncor Energy, Inc. 0.33% due 02/12/13	8,932,099	8,932,099

France 1.78%
8,633,000 USD	EI du Pont de Nemours & Company 0.09% due 02/12/13	8,632,763	8,632,763
12,510,000 USD	EI du Pont de Nemours & Company 0.09% due 02/21/13	12,509,374	12,509,374
18,218,000 USD	EI du Pont de Nemours & Company 0.10% due 02/15/13	18,217,291	18,217,291
6,167,000 USD	EI du Pont de Nemours & Company 0.10% due 02/21/13	6,166,657	6,166,657

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 5.46% — (continued)

France 1.78% — (continued)
21,397,000 USD	Sanofi 0.13% due 02/28/13	$21,394,994	$21,394,994
43,461,000 USD	Sanofi 0.14% due 02/28/13	43,456,437	43,456,437
57,059,000 USD	Sanofi 0.15% due 03/20/13	57,047,826	57,047,826
42,438,000 USD	Total SA 0.12% due 03/15/13	42,432,059	42,432,059
9,439,000 USD	Total SA 0.13% due 02/13/13	9,438,591	9,438,591

Germany 0.90%
37,529,000 USD	Siemens Company 0.12% due 02/19/13	37,526,748	37,526,748
21,659,000 USD	Siemens Company 0.13% due 03/18/13	21,655,481	21,655,481
30,684,000 USD	Siemens Company 0.13% due 03/20/13	30,678,792	30,678,792
21,659,000 USD	Siemens Company 0.13% due 03/21/13	21,655,246	21,655,246

Italy 0.35%
12,145,000 USD	Eni S.p.A. 0.43% due 02/22/13	12,142,024	12,142,024
7,787,000 USD	Eni S.p.A. 0.45% due 03/14/13	7,783,098	7,783,098
11,708,000 USD	Eni S.p.A. 0.48% due 03/05/13	11,703,109	11,703,109
11,243,000 USD	Eni S.p.A. 0.49% due 02/11/13	11,241,501	11,241,501

Japan 0.09%
11,071,000 USD	Honda Corporation 0.13% due 02/06/13	11,070,800	11,070,800

Switzerland 0.28%
7,082,000 USD	ABB Limited 0.25% due 03/28/13	7,079,295	7,079,295
3,845,000 USD	Nestlé SA 0.03% due 02/04/13	3,844,990	3,844,990
18,410,000 USD	Nestlé SA 0.11% due 04/01/13	18,406,681	18,406,681
5,074,000 USD	Roche Holdings, Inc. 0.11% due 04/22/13	5,072,760	5,072,665

United Kingdom 1.68%
6,652,000 USD	AstraZeneca PLC 0.11% due 02/20/13	6,651,614	6,651,614
12,099,000 USD	AstraZeneca PLC 0.11% due 05/01/13	12,095,710	12,090,833

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 5.46% — (continued)

United Kingdom 1.68% — (continued)
10,655,000 USD	AstraZeneca PLC 0.12% due 02/27/13	$10,654,077	$10,654,077
30,855,000 USD	AstraZeneca PLC 0.12% due 05/03/13	30,845,641	30,833,472
9,414,000 USD	AstraZeneca PLC 0.13% due 04/17/13	9,411,450	9,409,092
12,332,000 USD	AstraZeneca PLC 0.14% due 04/22/13	12,328,163	12,324,925
13,615,000 USD	AstraZeneca PLC 0.15% due 03/05/13	13,613,185	13,613,185
44,980,000 USD	GlaxoSmithKline PLC 0.12% due 02/05/13	44,979,400	44,979,400
23,535,000 USD	GlaxoSmithKline PLC 0.13% due 03/04/13	23,532,365	23,532,365
15,888,000 USD	GlaxoSmithKline PLC 0.16% due 02/07/13	15,887,576	15,887,576
27,501,000 USD	GlaxoSmithKline PLC 0.17% due 02/13/13	27,499,442	27,499,442
Total International Commercial Paper		672,955,234	672,932,497

U.S. Commercial Paper — 16.27%
$8,757,000	Abbott Laboratories 0.09% due 03/06/13	8,756,278	8,756,278
2,373,000	Abbott Laboratories 0.10% due 02/19/13	2,372,881	2,372,881
4,735,000	Abbott Laboratories 0.10% due 02/26/13	4,734,671	4,734,671
17,090,000	Abbott Laboratories 0.10% due 04/16/13	17,086,487	17,086,486
12,099,000	Abbott Laboratories 0.11% due 04/02/13	12,096,782	12,096,950
10,586,000	Abbott Laboratories 0.11% due 04/09/13	10,583,833	10,584,000
8,387,000	Abbott Laboratories 0.12% due 02/26/13	8,386,301	8,386,301
7,660,000	AutoZone, Inc. 0.30% due 02/15/13	7,659,106	7,659,106
6,073,000	Baker Hughes, Inc. 0.15% due 04/15/13	6,071,153	6,069,592
23,733,000	BHP Billiton Finance USA Limited 0.12% due 02/14/13	23,731,972	23,731,972
12,145,000	BHP Billiton Finance USA Limited 0.12% due 02/19/13	12,144,271	12,144,271
6,517,000	BHP Billiton Finance USA Limited 0.12% due 02/20/13	6,516,587	6,516,587
6,255,000	BHP Billiton Finance USA Limited 0.15% due 04/18/13	6,253,019	6,251,281
3,434,000	Campbell Soup Company 0.18% due 02/13/13	3,433,794	3,433,794
2,054,000	Campbell Soup Company 0.19% due 02/14/13	2,053,859	2,053,859
6,905,000	Caterpillar Financial Services Company 0.13% due 04/11/13	6,903,279	6,902,583
28,619,000	Chevron Corporation 0.06% due 02/11/13	28,618,523	28,618,523
20,334,000	Chevron Corporation 0.06% due 02/12/13	20,333,627	20,333,627
19,432,000	Chevron Corporation 0.06% due 02/14/13	19,431,579	19,431,579
21,552,000	Chevron Corporation 0.07% due 02/01/13	21,552,000	21,552,000
23,699,000	Chevron Corporation 0.14% due 02/04/13	23,698,724	23,698,724
8,456,000	Church & Dwight Company, Inc. 0.30% due 03/05/13	8,453,745	8,453,745
14,487,000	Coca-Cola Company 0.11% due 03/18/13	14,485,008	14,485,008
8,994,000	Coca-Cola Company 0.13% due 04/17/13	8,991,564	8,991,532
15,699,000	Coca-Cola Company 0.14% due 02/14/13	15,698,206	15,698,206
23,957,000	Coca-Cola Company 0.15% due 03/19/13	23,952,408	23,952,408

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 16.27% — (continued)
$11,652,000	Coca-Cola Company 0.15% due 04/17/13	$11,648,359	$11,648,803
8,475,000	Coca-Cola Company 0.18% due 03/13/13	8,473,305	8,473,305
14,200,000	Coca-Cola Company 0.20% due 02/07/13	14,199,527	14,199,527
4,332,000	Colgate-Palmolive Company 0.06% due 02/04/13	4,331,978	4,331,978
10,830,000	Con Edison, Inc. 0.25% due 02/06/13	10,829,624	10,829,624
4,757,000	ConocoPhillips 0.14% due 02/11/13	4,756,815	4,756,815
5,226,000	ConocoPhillips 0.15% due 02/07/13	5,225,869	5,225,869
16,545,000	ConocoPhillips 0.17% due 04/16/13	16,539,218	16,540,520
11,590,000	Danaher Corporation 0.15% due 02/08/13	11,589,662	11,589,662
23,946,000	Deere & Company 0.09% due 02/15/13	23,945,162	23,945,162
5,617,000	Deere & Company 0.11% due 03/12/13	5,616,331	5,616,331
15,123,000	Deere & Company 0.11% due 03/27/13	15,120,505	15,120,505
13,304,000	Deere & Company 0.12% due 02/05/13	13,303,823	13,303,823
10,556,000	Deere & Company 0.12% due 02/13/13	10,555,578	10,555,578
5,155,000	Devon Energy Corporation 0.24% due 03/13/13	5,153,625	5,153,625
14,265,000	Devon Energy Corporation 0.25% due 02/19/13	14,263,217	14,263,217
16,076,000	Devon Energy Corporation 0.27% due 02/06/13	16,075,397	16,075,397
2,495,000	Devon Energy Corporation 0.27% due 04/17/13	2,493,596	2,492,912
16,032,000	Devon Energy Corporation 0.27% due 05/01/13	16,021,298	16,015,567
11,213,000	Devon Energy Corporation 0.29% due 02/05/13	11,212,639	11,212,639
5,989,000	Devon Energy Corporation 0.33% due 03/18/13	5,986,530	5,986,530
8,038,000	Devon Energy Corporation 0.33% due 04/03/13	8,033,505	8,032,717
18,451,000	Devon Energy Corporation 0.33% due 04/04/13	18,440,514	18,438,634
7,004,000	Dover Corporation 0.07% due 02/04/13	7,003,959	7,003,959
46,128,000	Eli Lilly & Company 0.11% due 02/08/13	46,127,013	46,127,013
8,830,000	Emerson Electric Company 0.12% due 04/22/13	8,827,645	8,827,417
12,592,000	Emerson Electric Company 0.12% due 04/25/13	12,588,516	12,588,181
10,008,000	Emerson Electric Company 0.12% due 04/29/13	10,005,098	10,004,819
5,706,000	Emerson Electric Company 0.13% due 03/04/13	5,705,361	5,705,361
7,288,000	Emerson Electric Company 0.15% due 02/14/13	7,287,605	7,287,605
8,800,000	Emerson Electric Company 0.15% due 03/07/13	8,798,753	8,798,753
9,233,000	Emerson Electric Company 0.15% due 03/20/13	9,231,192	9,231,192
11,804,000	Exxon Mobil Corporation 0.02% due 02/06/13	11,803,967	11,803,967
19,732,000	Exxon Mobil Corporation 0.02% due 03/05/13	19,731,649	19,731,649
26,069,000	Exxon Mobil Corporation 0.03% due 03/01/13	26,068,392	26,068,392
10,017,000	General Mills, Inc. 0.19% due 02/06/13	10,016,736	10,016,736
6,383,000	General Mills, Inc. 0.20% due 02/15/13	6,382,504	6,382,504
6,517,000	General Mills, Inc. 0.21% due 02/13/13	6,516,544	6,516,544
21,178,000	Google, Inc. 0.08% due 02/13/13	21,177,435	21,177,435
1,979,000	Google, Inc. 0.12% due 02/12/13	1,978,927	1,978,927
26,040,000	Google, Inc. 0.13% due 02/06/13	26,039,530	26,039,530
16,500,000	Google, Inc. 0.14% due 03/04/13	16,498,011	16,498,011
4,793,000	Google, Inc. 0.15% due 05/02/13	4,791,202	4,791,174
11,190,000	Google, Inc. 0.18% due 05/02/13	11,184,964	11,185,738
29,982,000	H.J. Heinz Company Limited 0.27% due 04/22/13	29,964,011	29,964,011
8,456,000	H.J. Heinz Company Limited 0.30% due 04/23/13	8,450,292	8,450,607
24,665,000	Honeywell International, Inc. 0.10% due 03/19/13	24,661,848	24,661,848

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 16.27% — (continued)
$11,629,000	Johnson & Johnson 0.04% due 02/05/13	$11,628,948	$11,628,948
29,231,000	Johnson & Johnson 0.06% due 04/02/13	29,228,077	29,226,048
12,069,000	Johnson & Johnson 0.07% due 02/05/13	12,068,906	12,068,906
15,236,000	Johnson & Johnson 0.07% due 02/07/13	15,235,822	15,235,822
8,911,000	Johnson & Johnson 0.08% due 02/25/13	8,910,525	8,910,525
9,010,000	Kimberly Clark 0.09% due 03/04/13	9,009,302	9,009,302
2,004,000	Kimberly Clark 0.11% due 02/25/13	2,003,853	2,003,853
7,131,000	McCormick & Company, Inc. 0.22% due 02/07/13	7,130,739	7,130,739
5,621,000	McDonald’s Corporation 0.10% due 03/26/13	5,620,172	5,620,172
6,383,000	McDonald’s Corporation 0.11% due 04/10/13	6,381,674	6,381,409
5,607,000	McDonald’s Corporation 0.14% due 03/06/13	5,606,280	5,606,280
6,999,000	McDonald’s Corporation 0.15% due 03/18/13	6,997,688	6,997,688
52,511,000	Medtronic, Inc. 0.09% due 03/07/13	52,506,537	52,506,537
8,869,000	Medtronic, Inc. 0.17% due 03/14/13	8,867,283	8,867,283
17,706,000	Merck & Company, Inc. 0.07% due 02/19/13	17,705,380	17,705,380
16,054,000	Merck & Company, Inc. 0.08% due 03/14/13	16,052,537	16,052,537
12,145,000	Merck & Company, Inc. 0.08% due 03/21/13	12,143,705	12,143,705
15,298,000	Merck & Company, Inc. 0.08% due 03/22/13	15,296,334	15,296,334
18,451,000	Merck & Company, Inc. 0.09% due 02/06/13	18,450,769	18,450,769
17,974,000	Merck & Company, Inc. 0.09% due 02/15/13	17,973,371	17,973,371
28,530,000	Merck & Company, Inc. 0.09% due 02/26/13	28,528,217	28,528,217
20,245,000	MetLife 0.14% due 03/06/13	20,242,402	20,242,402
8,681,000	MetLife 0.16% due 04/23/13	8,677,875	8,676,947
12,332,000	NetJets, Inc. 0.08% due 02/01/13	12,332,000	12,332,000
3,830,000	Parker-Hannifin Corporation 0.10% due 02/11/13	3,829,894	3,829,894
3,472,000	Parker-Hannifin Corporation 0.11% due 02/20/13	3,471,798	3,471,798
5,056,000	Parker-Hannifin Corporation 0.13% due 03/04/13	5,055,434	5,055,434
11,652,000	Parker-Hannifin Corporation 0.15% due 02/07/13	11,651,709	11,651,709
22,506,000	Parker-Hannifin Corporation 0.15% due 02/08/13	22,505,344	22,505,344
8,456,000	PepsiCo, Inc. 0.05% due 03/12/13	8,455,542	8,455,542
23,946,000	PepsiCo, Inc. 0.07% due 02/20/13	23,945,115	23,945,115
7,821,000	PepsiCo, Inc. 0.07% due 02/25/13	7,820,635	7,820,635
11,448,000	PepsiCo, Inc. 0.07% due 03/01/13	11,447,377	11,447,377
6,430,000	PepsiCo, Inc. 0.08% due 02/19/13	6,429,743	6,429,743
4,859,000	PepsiCo, Inc. 0.08% due 02/20/13	4,858,795	4,858,795
19,149,000	Philip Morris International, Inc. 0.09% due 03/13/13	19,147,085	19,147,085
15,428,000	Philip Morris International, Inc. 0.09% due 03/26/13	15,425,956	15,425,956
11,866,000	Philip Morris International, Inc. 0.10% due 02/11/13	11,865,670	11,865,670
14,342,000	Philip Morris International, Inc. 0.10% due 02/12/13	14,341,562	14,341,562
12,510,000	Philip Morris International, Inc. 0.10% due 03/08/13	12,508,784	12,508,784
10,428,000	Philip Morris International, Inc. 0.11% due 02/27/13	10,427,172	10,427,172
14,799,000	Philip Morris International, Inc. 0.11% due 03/13/13	14,797,191	14,797,191
9,864,000	Philip Morris International, Inc. 0.12% due 02/08/13	9,863,770	9,863,770
14,487,000	Philip Morris International, Inc. 0.12% due 02/20/13	14,486,083	14,486,083
13,999,000	Philip Morris International, Inc. 0.13% due 02/01/13	13,999,000	13,999,000
6,172,000	Philip Morris International, Inc. 0.13% due 02/19/13	6,171,599	6,171,599
9,414,000	Precision Castparts Corporation 0.15% due 03/07/13	9,412,666	9,412,666

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 16.27% — (continued)
$4,790,000	Precision Castparts Corporation 0.18% due 02/26/13	$4,789,401	$4,789,401
7,082,000	Rockwell Collins, Inc. 0.11% due 02/01/13	7,082,000	7,082,000
12,766,000	Target Corporation 0.10% due 02/01/13	12,766,000	12,766,000
14,310,000	Unilever Capital Corporation 0.09% due 02/01/13	14,310,000	14,310,000
35,302,000	Unilever Capital Corporation 0.10% due 02/22/13	35,299,941	35,299,941
11,837,000	United Healthcare Company 0.16% due 02/08/13	11,836,632	11,836,632
11,837,000	United Healthcare Company 0.16% due 02/11/13	11,836,474	11,836,474
13,035,000	United Healthcare Company 0.20% due 03/06/13	13,032,610	13,032,610
25,716,000	United Healthcare Company 0.21% due 02/01/13	25,716,000	25,716,000
9,493,000	United Healthcare Company 0.21% due 03/01/13	9,491,450	9,491,450
14,310,000	United Healthcare Company 0.21% due 03/15/13	14,306,494	14,306,494
12,510,000	United Parcel Service, Inc. 0.04% due 03/08/13	12,509,514	12,509,514
22,485,000	United Parcel Service, Inc. 0.07% due 02/25/13	22,483,951	22,483,951
14,991,000	United Technologies Corporation 0.07% due 02/21/13	14,990,417	14,990,417
12,915,000	Verizon Communications, Inc. 0.28% due 03/08/13	12,911,484	12,911,484
9,874,000	Verizon Communications, Inc. 0.29% due 03/27/13	9,869,705	9,869,705
4,228,000	Verizon Communications, Inc. 0.30% due 03/19/13	4,226,379	4,226,379
11,805,000	Wal-Mart Stores, Inc. 0.06% due 02/04/13	11,804,941	11,804,941
23,141,000	Wal-Mart Stores, Inc. 0.07% due 02/12/13	23,140,505	23,140,505
15,123,000	Wal-Mart Stores, Inc. 0.07% due 02/13/13	15,122,647	15,122,647
9,204,000	Wal-Mart Stores, Inc. 0.08% due 02/21/13	9,203,591	9,203,591
14,468,000	Walt Disney Company 0.12% due 02/21/13	14,467,036	14,467,036
12,431,000	Walt Disney Company 0.12% due 04/11/13	12,428,141	12,426,649
11,478,000	Walt Disney Company 0.13% due 04/15/13	11,474,974	11,473,753
14,468,000	Walt Disney Company 0.14% due 03/22/13	14,465,243	14,465,243
27,076,000	Walt Disney Company 0.14% due 04/03/13	27,069,577	27,067,606
14,625,000	Walt Disney Company 0.15% due 02/15/13	14,624,147	14,624,147
14,802,000	Walt Disney Company 0.15% due 03/04/13	14,800,088	14,800,088
13,012,000	Walt Disney Company 0.15% due 03/08/13	13,010,102	13,010,102
13,035,000	WellPoint, Inc. 0.16% due 02/12/13	13,034,363	13,034,363
11,767,000	WellPoint, Inc. 0.20% due 03/18/13	11,764,058	11,764,058
11,243,000	WellPoint, Inc. 0.20% due 03/21/13	11,240,002	11,240,002
5,987,000	WellPoint, Inc. 0.25% due 04/08/13	5,984,256	5,983,880
5,986,000	WellPoint, Inc. 0.25% due 04/09/13	5,983,215	5,982,834
11,386,000	WellPoint, Inc. 0.33% due 02/28/13	11,383,182	11,383,182
Total U.S. Commercial Paper		2,007,631,728	2,007,612,254
Total Commercial Paper		2,680,586,962	2,680,544,751
Total Investments — 98.44%		$9,864,218,836	12,144,408,833
Other Assets in Excess of Liabilities — 1.56%			192,302,733
Net Assets — 100.00%			$12,336,711,566

(a)              An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(b)              Non-income producing security/commodity.

(c)               Represents securities that are subject to legal or contractual restrictions on resale. At January 31, 2013, the value of these securities amounted to $78,509,370 or 0.64% of net assets.

(d)              Security is deemed illiquid. At January 31, 2013, the value of these securities amounted to $84,530,893 or 0.69% of net assets.

(e)               Represents variable voting shares.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

(f)                Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $72,251,118 or 0.59% of net assets.

(g)               Represents non-voting class of shares.

(h)              Held through Financiere Bleue, LLC, wholly owned subsidiary and disregarded entity for U.S. tax purposes.

(i)                  Payment-in-kind security.

(j)                 All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(k)              Floating rate security. Rate shown is the rate in effect at January 31, 2013.

At January 31, 2013, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,843,983,717
Gross unrealized depreciation	(563,793,720)
Net unrealized appreciation	$2,280,189,997

Abbreviations used in this schedule include:
ADR	—	American Depository Receipt
FRN	—	Floating Rate Note
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
RSP	—	Represents Non-Voting Shares

Currencies
CAD	—	Canadian Dollar
EUR	—	Euro
USD	—	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Catalyst Paper Corporation	09/17/12	$27,586,952	$1.86
Catalyst Paper Corporation 11.00% due 10/30/17	09/17/12	28,616,808	0.82
Catalyst Paper Corporation FRN 13.00% due 09/13/16	08/31/12	4,041,913	1.02
Emin Leydier SA FRN 7.32% due 07/31/16	07/30/09	14,285,831	1.36
FINEL 9.50% due 06/30/17	06/22/05	9,659,548	1.02
FINEL	07/14/99	9,166,547	0.49
Legris Industries SA	04/30/04	23,119,325	29.49

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JANUARY 31, 2013	UNREALIZED APPRECIATION AT JANUARY 31, 2013	UNREALIZED DEPRECIATION AT JANUARY 31, 2013
03/21/13	129,224,000	Euro	$163,394,702	$175,505,191	$—	$(12,110,489)
04/17/13	63,004,000	Euro	81,371,556	85,580,358	—	(4,208,802)
05/15/13	198,160,000	Euro	247,772,695	269,131,370	—	(21,358,675)
06/19/13	78,917,000	Euro	102,524,830	107,221,657	—	(4,696,827)
07/17/13	120,465,000	Euro	157,473,053	163,687,724	—	(6,214,671)
03/21/13	22,147,627,000	Japanese Yen	281,304,006	242,547,725	38,756,281	—
04/17/13	15,956,201,000	Japanese Yen	204,298,211	174,778,136	29,520,075	—
05/15/13	16,845,757,000	Japanese Yen	209,872,098	184,565,113	25,306,985	—
06/19/13	17,293,525,000	Japanese Yen	207,822,131	189,534,493	18,287,638	—
07/17/13	50,247,127,000	Japanese Yen	602,636,849	550,547,275	52,089,574	—
			$2,258,470,131	$2,143,099,042	$163,960,553	$(48,589,464)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT JANUARY 31, 2013	UNREALIZED APPRECIATION AT JANUARY 31, 2013	UNREALIZED DEPRECIATION AT JANUARY 31, 2013
07/17/13	13,885,236,000	Japanese Yen	$152,802,461	$152,220,995	$—	$(581,466)

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2012	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JANUARY 31,2013	MARKET VALUE JANUARY 31,2013	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
As One Corporation	1,286,140	—	—	1,286,140	$26,077,636	$—	$—
Catalyst Paper Corporation	1,217,500	49,335	—	1,266,835	2,352,230	—	—
Chofu Seisakusho Company Limited	2,023,800	—	—	2,023,800	41,765,524	—	329,023
FINEL	11,593,581	—	—	11,593,581	5,667,039	—	—
Fursys, Inc.	872,463	—	—	872,463	21,071,953	—	—
Haw Par Corporation Limited	23,192,830	—	—	23,192,830	125,771,923	—	—
Japan Wool Textile Company Limited	6,577,300	—	—	6,577,300	43,061,368	—	745,692
Jumbo SA	10,722,438	—	—	10,722,438	93,177,191	—	—
Laurent-Perrier	558,938	—	—	558,938	52,365,930	—	—
Legris Industries SA	896,416	—	—	896,416	26,436,595	—	—
Maezawa Kasei Industries Company Limited	2,068,330	—	—	2,068,330	20,130,779	—	—
Matsumoto Yushi-Seiyaku Company Limited*	974,756	—	974,756	—	—	(3,511,090)	—
Nagaileben Company Limited	2,013,324	—	—	2,013,324	25,965,576	—	—
Nitto Kohki Company Limited	2,657,590	—	41,980	2,615,610	52,776,103	(62,232)	—
Robertet SA	235,837	—	—	235,837	41,462,046	—	—
Shingakukai Company Limited*	1,305,700	—	506,400	799,300	2,844,017	(2,345,446)	—
T. Hasegawa Company Limited	3,206,911	—	—	3,206,911	38,725,890	—	—
Wienerberger AG	5,915,786	—	—	5,915,786	60,420,161	—	—
Yomeishu Seizo Company Limited	2,535,900	—	—	2,535,900	22,404,985	—	—
Total					$702,476,946	$(5,918,768)	$1,074,715

* Not an affiliated issuer as of January 31, 2013.

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
International Common Stocks
Consumer Discretionary	9.81%
Consumer Staples	8.18
Energy	3.70
Financials	10.68
Health Care	6.06
Industrials	13.48

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

Information Technology	5.09%
Materials	10.02
Telecommunication Services	1.54
Utilities	0.76
Total International Common Stocks	69.32
U.S. Common Stock
Materials	0.24
Total U.S. Common Stock	0.24
International Preferred Stocks
Consumer Discretionary	0.67
Consumer Staples	0.05
Information Technology	0.26
Total International Preferred Stocks	0.98
Commodity	5.33
International Corporate Bonds
Financials	0.09
Materials	0.29
Total International Corporate Bonds	0.38
Term Loans	0.11
Right	—
U.S. Treasury Bills	0.35
Commercial Paper
International Commercial Paper	5.46
U.S. Commercial Paper	16.27
Total Commercial Paper	21.73
Total Investments	98.44%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

FIRST EAGLE
U.S. Value Fund

Schedule of Investments • Period Ended January 31, 2013 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 72.75%

U.S. Common Stocks — 64.17%

Consumer Discretionary 5.02%
2,438,946	Comcast Corporation, Class ‘A’	$44,510,094	$89,582,487
929,280	Omnicom Group, Inc.	32,253,946	50,441,318
779,357	H&R Block, Inc.	13,339,074	17,745,959
6,000	International Speedway Corporation, Class ‘A’	133,007	164,460
590	St. John Knits International, Inc. (a)(b)	18,290	3,835
		90,254,411	157,938,059
Consumer Staples 5.12%
2,440,500	Sysco Corporation	69,941,483	77,534,685
927,150	Lorillard, Inc.	27,176,649	36,223,751
271,170	Colgate-Palmolive Company	21,838,388	29,115,523
257,451	Wal-Mart Stores, Inc.	12,385,227	18,008,697
		131,341,747	160,882,656
Energy 4.61%
1,017,408	ConocoPhillips	46,509,238	59,009,664
609,710	Devon Energy Corporation	34,946,355	34,869,315
182,753	Apache Corporation	12,681,438	15,307,391
234,000	Phillips 66 (c)	6,094,575	14,173,380
109,071	SEACOR Holdings, Inc.	8,291,938	9,922,189
94,454	Helmerich & Payne, Inc.	1,871,008	6,077,171
350,718	San Juan Basin Royalty Trust	10,175,122	5,401,057
		120,569,674	144,760,167
Financials 16.53%
2,634,204	Bank of New York Mellon Corporation	64,331,532	71,544,981
1,322,150	Cincinnati Financial Corporation	35,979,608	56,112,046
1,802,569	Weyerhaeuser Company, REIT	29,787,045	54,293,378
362	Berkshire Hathaway, Inc., Class ‘A’ (a)	35,598,996	52,806,750
1,487,386	BB&T Corporation	37,879,375	45,038,048
725,973	American Express Company	22,615,997	42,694,472
117,066	Alleghany Corporation (a)	34,293,699	42,212,829
1,133,543	U.S. Bancorp	28,174,022	37,520,273
753,107	Plum Creek Timber Company, Inc., REIT	26,873,535	36,284,695
671,735	WR Berkley Corporation	18,780,775	27,655,330
370,729	Rayonier, Inc., REIT	8,796,435	19,960,049
111,272	Visa, Inc., Class ‘A’	8,072,605	17,570,962

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2013

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 64.17% — (continued)

Financials 16.53% — (continued)
30,859	Mastercard, Inc., Class ‘A’	$7,849,654	$15,997,306
		359,033,278	519,691,119
Health Care 1.88%
717,380	WellPoint, Inc.	40,049,472	46,500,572
169,270	Johnson & Johnson	10,123,420	12,512,438
		50,172,892	59,013,010
Industrials 8.85%
636,940	3M Company	47,534,193	64,044,317
893,622	Alliant Techsystems, Inc.	58,961,742	57,835,216
1,219,970	Cintas Corporation	36,915,327	51,555,932
655,085	Northrop Grumman Corporation	38,909,740	42,606,728
439,695	Lockheed Martin Corporation	31,929,898	38,196,305
887,051	Insteel Industries, Inc.	9,879,258	13,447,693
126,712	Unifirst Corporation	3,572,072	10,357,439
		227,702,230	278,043,630
Information Technology 15.84%
4,023,927	Cisco Systems, Inc.	68,110,657	82,772,178
2,793,554	Microsoft Corporation	71,708,716	76,738,928
1,872,995	Oracle Corporation	52,483,105	66,510,053
3,053,619	Intel Corporation	60,605,634	64,248,144
1,435,476	Texas Instruments, Inc.	38,890,683	47,485,546
1,840,310	Rofin-Sinar Technologies, Inc. (a)(d)	42,514,481	47,167,145
1,267,360	Linear Technology Corporation	34,323,276	46,410,723
43,456	Google, Inc., Class ‘A’ (a)	23,794,562	32,839,265
353,471	Automatic Data Processing, Inc.	13,637,378	20,957,296
186,729	NetApp, Inc. (a)	5,919,005	6,722,244
109,400	KLA-Tencor Corporation (c)	3,489,398	6,007,154
		415,476,895	497,858,676
Materials 3.71%
672,467	Scotts Miracle-Gro Company, Class ‘A’	29,427,519	29,400,257
477,672	Vulcan Materials Company	19,201,638	27,017,128
598,612	Newmont Mining Corporation	29,016,804	25,716,372
255,880	Martin Marietta Materials, Inc.	22,000,503	25,263,032
128,832	Deltic Timber Corporation	6,488,399	9,348,050
		106,134,863	116,744,839
Utilities 2.61%
1,184,103	FirstEnergy Corporation	45,783,800	47,944,330
371,420	Entergy Corporation	24,857,694	23,993,732
216,687	IDACorp, Inc.	6,780,723	10,056,444
		77,422,217	81,994,506
Total U.S. Common Stocks		1,578,108,207	2,016,926,662

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 8.58%

Australia 1.04%
1,336,580	Newcrest Mining Limited	$44,507,336	$32,663,075
Canada 4.25%
767,100	Agnico-Eagle Mines Limited	36,175,285	35,131,001
818,100	Potash Corporation of Saskatchewan, Inc.	32,477,458	34,769,250
2,669,806	Penn West Petroleum Limited	41,339,891	27,018,437
828,300	Canadian Natural Resources Limited	23,308,019	25,039,791
310,000	Goldcorp, Inc.	10,799,107	10,939,900
354,331	Catalyst Paper Corporation (a)(e)	6,095	657,914
		144,105,855	133,556,293
France 1.25%
808,762	Sanofi, ADR	30,754,162	39,370,534
Mexico 0.46%
552,000	Fresnillo PLC	15,192,578	14,515,326
South Africa 0.77%
2,069,494	Gold Fields Limited, ADR	30,030,063	24,047,520
United Kingdom 0.81%
714,063	Willis Group Holdings PLC	20,724,473	25,499,190
Total International Common Stocks		285,314,467	269,651,938
Total Common Stocks		1,863,422,674	2,286,578,600

U.S. Preferred Stock — 0.16%

Consumer Staples 0.16%
168,915	Seneca Foods Corporation, Series ‘2003’ (a)(b)(f)(g)	2,542,171	5,069,139
Warrant — 0.41%
United States 0.41%
939,766	JPMorgan Chase & Company Warrant expire 10/28/18 (a)	11,329,284	12,855,999

OUNCES

Commodity — 3.81%
71,834	Gold bullion (a)	81,518,317	119,585,026

PRINCIPAL

Bonds — 3.25%

International Corporate Bonds — 0.21%

Canada 0.21%
6,181,818 USD	Catalyst Paper Corporation 11.00% due 10/30/17 (e)(h)	8,198,969	5,100,000
1,378,823 USD	Catalyst Paper Corporation FRN 13.00% due 09/13/16 (b)(e)(i)(j)	1,184,964	1,413,293
Total International Bonds		9,383,933	6,513,293
U.S. Convertible Bond — 1.00%
$32,480,000	Advanced Micro Devices, Inc. 6.00% due 05/01/15 (k)	30,425,358	31,262,000

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

Bonds — 3.25% — (continued)

U.S. Corporate Bonds — 2.04%
$600,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (b)	$520,596	$475,125
23,411,000	Citgo Petroleum Corporation 11.50% due 07/01/17 (i)	25,697,535	27,273,815
5,975,000	Mueller Water Products, Inc. 7.375% due 06/01/17	5,048,395	6,169,187
13,785,000	New Albertsons, Inc. 7.25% due 05/01/13	13,806,536	13,991,775
10,169,000	Sealy Mattress Company 8.25% due 06/15/14	8,977,942	10,219,947
5,877,000	Yankee Candle Company, Inc. Series ‘B’ 9.75% due 02/15/17	5,873,104	6,112,139
Total U.S. Corporate Bonds		59,924,108	64,241,988
Total Bonds		99,733,399	102,017,281
U.S. Treasury Bills — 0.45%
5,500,000	U.S. Treasury Bill 0.09% due 02/07/13	5,499,917	5,499,917
8,762,000	U.S. Treasury Bill 0.11% due 02/21/13	8,761,465	8,761,465
Total U.S. Treasury Bills		14,261,382	14,261,382
Commercial Paper — 18.98%

International Commercial Paper — 4.19%

Canada 0.39%
2,091,000 USD	Suncor Energy, Inc. 0.30% due 02/05/13	2,090,930	2,090,930
3,089,000 USD	Suncor Energy, Inc. 0.30% due 02/14/13	3,088,666	3,088,666
2,964,000 USD	Suncor Energy, Inc. 0.30% due 02/25/13	2,963,407	2,963,407
4,147,000 USD	Suncor Energy, Inc. 0.33% due 02/12/13	4,146,582	4,146,582
France 1.08%
3,359,000 USD	EI du Pont de Nemours & Company 0.09% due 02/12/13	3,358,908	3,358,908
2,964,000 USD	EI du Pont de Nemours & Company 0.09% due 02/21/13	2,963,852	2,963,852
3,687,000 USD	EI du Pont de Nemours & Company 0.10% due 02/15/13	3,686,856	3,686,856
2,399,000 USD	EI du Pont de Nemours & Company 0.10% due 02/21/13	2,398,867	2,398,867
8,482,000 USD	Sanofi 0.13% due 02/28/13	8,481,205	8,481,205
322,000 USD	Sanofi 0.15% due 03/20/13	321,937	321,937
3,530,000 USD	Total SA 0.08% due 02/01/13	3,530,000	3,530,000
5,591,000 USD	Total SA 0.12% due 03/15/13	5,590,217	5,590,217
3,593,000 USD	Total SA 0.13% due 02/13/13	3,592,844	3,592,844
Germany 0.96%
8,892,000 USD	Siemens Company 0.12% due 02/19/13	8,891,466	8,891,466

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 4.19% — (continued)

Germany 0.96% — (continued)
8,724,000 USD	Siemens Company 0.13% due 03/18/13	$8,722,582	$8,722,582
3,768,000 USD	Siemens Company 0.13% due 03/20/13	3,767,361	3,767,361
8,724,000 USD	Siemens Company 0.13% due 03/21/13	8,722,488	8,722,488
Italy 0.30%
2,458,000 USD	Eni S.p.A. 0.43% due 02/22/13	2,457,398	2,457,398
956,000 USD	Eni S.p.A. 0.45% due 03/14/13	955,521	955,521
2,369,000 USD	Eni S.p.A. 0.48% due 03/05/13	2,368,010	2,368,010
3,862,000 USD	Eni S.p.A. 0.49% due 02/11/13	3,861,485	3,861,485
Japan 0.19%
4,511,000 USD	Hitachi Limited 0.41% due 02/01/13	4,511,000	4,511,000
1,459,000 USD	Honda Corporation 0.13% due 02/06/13	1,458,974	1,458,974
Switzerland 0.47%
4,492,000 USD	Nestlé SA 0.03% due 02/04/13	4,491,989	4,491,989
7,416,000 USD	Nestlé SA 0.11% due 04/01/13	7,414,663	7,414,663
2,947,000 USD	Roche Holdings, Inc. 0.11% due 04/22/13	2,946,279	2,946,224
United Kingdom 0.80%
2,074,000 USD	AstraZeneca PLC 0.12% due 02/27/13	2,073,820	2,073,820
799,000 USD	AstraZeneca PLC 0.13% due 04/17/13	798,783	798,583
4,798,000 USD	AstraZeneca PLC 0.14% due 04/22/13	4,796,507	4,795,247
3,011,000 USD	AstraZeneca PLC 0.15% due 03/05/13	3,010,599	3,010,599
7,233,000 USD	GlaxoSmithKline PLC 0.12% due 02/05/13	7,232,904	7,232,904
1,997,000 USD	GlaxoSmithKline PLC 0.13% due 03/04/13	1,996,777	1,996,777
1,982,000 USD	GlaxoSmithKline PLC 0.16% due 02/07/13	1,981,947	1,981,947
3,160,000 USD	GlaxoSmithKline PLC 0.17% due 02/13/13	3,159,821	3,159,821
Total International Commercial Paper		131,834,645	131,833,130

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 14.79%
$2,075,000	Abbott Laboratories 0.09% due 03/06/13	$2,074,829	$2,074,829
723,000	Abbott Laboratories 0.10% due 02/19/13	722,964	722,964
1,443,000	Abbott Laboratories 0.10% due 02/26/13	1,442,900	1,442,900
2,881,000	Abbott Laboratories 0.12% due 02/26/13	2,880,760	2,880,760
940,000	AutoZone, Inc. 0.30% due 02/15/13	939,890	939,890
1,229,000	Baker Hughes, Inc. 0.15% due 04/15/13	1,228,626	1,228,310
7,233,000	BHP Billiton Finance USA Limited 0.12% due 02/14/13	7,232,687	7,232,687
2,458,000	BHP Billiton Finance USA Limited 0.12% due 02/19/13	2,457,852	2,457,852
2,800,000	BHP Billiton Finance USA Limited 0.12% due 02/20/13	2,799,823	2,799,823
1,482,000	BHP Billiton Finance USA Limited 0.15% due 04/18/13	1,481,531	1,481,119
287,000	Campbell Soup Company 0.18% due 02/13/13	286,983	286,983
2,392,000	Chevron Corporation 0.06% due 02/11/13	2,391,960	2,391,960
8,735,000	Chevron Corporation 0.06% due 02/12/13	8,734,840	8,734,840
3,933,000	Chevron Corporation 0.06% due 02/14/13	3,932,915	3,932,915
4,600,000	Chevron Corporation 0.07% due 02/01/13	4,600,000	4,600,000
2,668,000	Chevron Corporation 0.14% due 02/04/13	2,667,969	2,667,969
4,912,000	Church & Dwight Company, Inc. 0.30% due 03/05/13	4,910,690	4,910,690
3,863,000	Coca-Cola Company 0.13% due 04/17/13	3,861,954	3,861,940
4,038,000	Coca-Cola Company 0.14% due 02/14/13	4,037,796	4,037,796
5,543,000	Coca-Cola Company 0.15% due 03/19/13	5,541,938	5,541,938
4,714,000	Coca-Cola Company 0.15% due 04/17/13	4,712,527	4,712,706
5,000,000	Coca-Cola Company 0.18% due 03/13/13	4,999,000	4,999,000
750,000	Coca-Cola Company 0.20% due 02/07/13	749,975	749,975
1,745,000	Colgate-Palmolive Company 0.06% due 02/04/13	1,744,991	1,744,991
4,362,000	Con Edison, Inc. 0.25% due 02/06/13	4,361,849	4,361,849
2,825,000	ConocoPhillips 0.15% due 02/07/13	2,824,929	2,824,929
1,383,000	ConocoPhillips 0.17% due 04/16/13	1,382,517	1,382,625
5,112,000	Deere & Company 0.09% due 02/15/13	5,111,821	5,111,821
690,000	Deere & Company 0.11% due 03/12/13	689,918	689,918
4,185,000	Deere & Company 0.12% due 02/13/13	4,184,833	4,184,833
2,076,000	Devon Energy Corporation 0.24% due 03/13/13	2,075,446	2,075,446
5,655,000	Devon Energy Corporation 0.25% due 02/19/13	5,654,293	5,654,293
1,135,000	Devon Energy Corporation 0.27% due 02/06/13	1,134,957	1,134,957
250,000	Devon Energy Corporation 0.27% due 04/17/13	249,859	249,791
6,238,000	Devon Energy Corporation 0.27% due 05/01/13	6,233,836	6,231,606
2,884,000	Devon Energy Corporation 0.29% due 02/05/13	2,883,907	2,883,907
1,386,000	Devon Energy Corporation 0.33% due 03/18/13	1,385,428	1,385,428
567,000	Devon Energy Corporation 0.33% due 04/03/13	566,683	566,627
2,431,000	Devon Energy Corporation 0.33% due 04/04/13	2,429,618	2,429,371
2,469,000	Dover Corporation 0.07% due 02/04/13	2,468,986	2,468,986
6,077,000	Eli Lilly & Company 0.11% due 02/08/13	6,076,870	6,076,870
1,053,000	Emerson Electric Company 0.12% due 04/25/13	1,052,709	1,052,681
2,371,000	Emerson Electric Company 0.12% due 04/29/13	2,370,312	2,370,246
2,262,000	Emerson Electric Company 0.13% due 03/04/13	2,261,747	2,261,747
1,949,000	Emerson Electric Company 0.15% due 02/14/13	1,948,894	1,948,894
1,011,000	Emerson Electric Company 0.15% due 03/07/13	1,010,857	1,010,857
4,991,000	Emerson Electric Company 0.15% due 03/20/13	4,990,023	4,990,023

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 14.79% — (continued)
$7,677,000	Exxon Mobil Corporation 0.02% due 03/05/13	$7,676,863	$7,676,863
11,198,000	Exxon Mobil Corporation 0.03% due 03/01/13	11,197,739	11,197,739
837,000	General Mills, Inc. 0.19% due 02/06/13	836,978	836,978
784,000	General Mills, Inc. 0.20% due 02/15/13	783,939	783,939
2,800,000	General Mills, Inc. 0.21% due 02/13/13	2,799,804	2,799,804
1,770,000	Google, Inc. 0.08% due 02/13/13	1,769,953	1,769,953
4,249,000	Google, Inc. 0.12% due 02/12/13	4,248,844	4,248,844
9,255,000	Google, Inc. 0.13% due 02/06/13	9,254,833	9,254,833
1,896,000	Google, Inc. 0.14% due 03/04/13	1,895,771	1,895,771
340,000	Google, Inc. 0.15% due 05/02/13	339,873	339,870
1,158,000	Google, Inc. 0.18% due 05/02/13	1,157,479	1,157,559
4,912,000	H.J. Heinz Company Limited 0.30% due 04/23/13	4,908,684	4,908,867
9,597,000	Honeywell International, Inc. 0.10% due 03/19/13	9,595,774	9,595,774
3,544,000	Johnson & Johnson 0.04% due 02/05/13	3,543,984	3,543,984
10,040,000	Johnson & Johnson 0.06% due 04/02/13	10,038,996	10,038,299
1,249,000	Johnson & Johnson 0.07% due 02/05/13	1,248,990	1,248,990
3,366,000	Johnson & Johnson 0.07% due 02/07/13	3,365,961	3,365,961
4,239,000	Johnson & Johnson 0.08% due 02/25/13	4,238,774	4,238,774
14,052,000	Kimberly Clark 0.09% due 03/04/13	14,050,911	14,050,911
811,000	Kimberly Clark 0.11% due 02/25/13	810,941	810,941
2,827,000	McCormick & Company, Inc. 0.22% due 02/07/13	2,826,896	2,826,896
1,931,000	McDonald’s Corporation 0.10% due 03/26/13	1,930,716	1,930,716
784,000	McDonald’s Corporation 0.11% due 04/10/13	783,837	783,805
1,442,000	McDonald’s Corporation 0.14% due 03/06/13	1,441,815	1,441,815
1,846,000	McDonald’s Corporation 0.15% due 03/18/13	1,845,654	1,845,654
6,861,000	Medtronic, Inc. 0.09% due 03/07/13	6,860,417	6,860,417
2,458,000	Merck & Company, Inc. 0.08% due 03/21/13	2,457,738	2,457,738
1,298,000	Merck & Company, Inc. 0.08% due 03/22/13	1,297,859	1,297,859
2,431,000	Merck & Company, Inc. 0.09% due 02/06/13	2,430,970	2,430,970
7,125,000	Merck & Company, Inc. 0.09% due 02/15/13	7,124,751	7,124,751
33,609,000	Merck & Company, Inc. 0.09% due 02/26/13	33,606,899	33,606,899
4,797,000	MetLife 0.14% due 03/06/13	4,796,384	4,796,384
4,799,000	NetJets, Inc. 0.08% due 02/01/13	4,799,000	4,799,000
470,000	Parker-Hannifin Corporation 0.10% due 02/11/13	469,987	469,987
426,000	Parker-Hannifin Corporation 0.11% due 02/20/13	425,975	425,975
1,968,000	Parker-Hannifin Corporation 0.13% due 03/04/13	1,967,780	1,967,780
4,714,000	Parker-Hannifin Corporation 0.15% due 02/07/13	4,713,882	4,713,882
1,588,000	Parker-Hannifin Corporation 0.15% due 02/08/13	1,587,954	1,587,954
4,912,000	PepsiCo, Inc. 0.05% due 03/12/13	4,911,734	4,911,734
5,112,000	PepsiCo, Inc. 0.07% due 02/20/13	5,111,811	5,111,811
3,359,000	PepsiCo, Inc. 0.07% due 02/25/13	3,358,843	3,358,843
957,000	PepsiCo, Inc. 0.07% due 03/01/13	956,948	956,948
454,000	PepsiCo, Inc. 0.08% due 02/19/13	453,982	453,982
1,967,000	PepsiCo, Inc. 0.08% due 02/20/13	1,966,917	1,966,917
2,352,000	Philip Morris International, Inc. 0.09% due 03/13/13	2,351,765	2,351,765
5,438,000	Philip Morris International, Inc. 0.09% due 03/26/13	5,437,279	5,437,279
3,617,000	Philip Morris International, Inc. 0.10% due 02/11/13	3,616,900	3,616,900

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 14.79% — (continued)
$2,964,000	Philip Morris International, Inc. 0.10% due 03/08/13	$2,963,712	$2,963,712
4,479,000	Philip Morris International, Inc. 0.11% due 02/27/13	4,478,644	4,478,644
5,758,000	Philip Morris International, Inc. 0.11% due 03/13/13	5,757,296	5,757,296
3,692,000	Philip Morris International, Inc. 0.13% due 02/01/13	3,692,000	3,692,000
2,295,000	Philip Morris International, Inc. 0.13% due 02/19/13	2,294,851	2,294,851
4,511,000	Precision Castparts Corporation 0.12% due 02/01/13	4,511,000	4,511,000
799,000	Precision Castparts Corporation 0.15% due 03/07/13	798,887	798,887
1,781,000	Precision Castparts Corporation 0.18% due 02/26/13	1,780,777	1,780,777
1,568,000	Target Corporation 0.10% due 02/01/13	1,568,000	1,568,000
1,196,000	Unilever Capital Corporation 0.09% due 02/01/13	1,196,000	1,196,000
2,957,000	Unilever Capital Corporation 0.10% due 02/22/13	2,956,827	2,956,827
5,665,000	United Healthcare Company 0.16% due 02/08/13	5,664,824	5,664,824
5,665,000	United Healthcare Company 0.16% due 02/11/13	5,664,748	5,664,748
5,599,000	United Healthcare Company 0.20% due 03/06/13	5,597,973	5,597,973
2,893,000	United Healthcare Company 0.21% due 03/01/13	2,892,527	2,892,527
1,196,000	United Healthcare Company 0.21% due 03/15/13	1,195,707	1,195,707
2,964,000	United Parcel Service, Inc. 0.04% due 03/08/13	2,963,885	2,963,885
7,723,000	United Parcel Service, Inc. 0.07% due 02/25/13	7,722,640	7,722,640
3,480,000	Verizon Communications, Inc. 0.29% due 03/27/13	3,478,486	3,478,486
2,456,000	Verizon Communications, Inc. 0.30% due 03/19/13	2,455,059	2,455,059
6,857,000	Wal-Mart Stores, Inc. 0.06% due 02/04/13	6,856,966	6,856,966
8,158,000	Wal-Mart Stores, Inc. 0.07% due 02/12/13	8,157,825	8,157,825
1,937,000	Walt Disney Company 0.12% due 02/21/13	1,936,871	1,936,871
2,420,000	Walt Disney Company 0.12% due 04/11/13	2,419,443	2,419,153
810,000	Walt Disney Company 0.13% due 04/15/13	809,786	809,700
1,937,000	Walt Disney Company 0.14% due 03/22/13	1,936,631	1,936,631
7,112,000	Walt Disney Company 0.15% due 02/15/13	7,111,585	7,111,585
3,270,000	Walt Disney Company 0.15% due 03/04/13	3,269,578	3,269,578
5,599,000	WellPoint, Inc. 0.16% due 02/12/13	5,598,726	5,598,726
998,000	WellPoint, Inc. 0.20% due 03/18/13	997,750	997,750
3,861,000	WellPoint, Inc. 0.20% due 03/21/13	3,859,970	3,859,970
1,277,000	WellPoint, Inc. 0.25% due 04/08/13	1,276,415	1,276,335
1,278,000	WellPoint, Inc. 0.25% due 04/09/13	1,277,405	1,277,324
6,522,000	WellPoint, Inc. 0.33% due 02/28/13	6,520,386	6,520,386
Total U.S. Commercial Paper		464,748,656	464,744,500
Total Commercial Paper		596,583,301	596,577,630
Total Investment Portfolio Excluding Options Written — 99.81%		$2,669,390,528	$3,136,945,057

CONTRACTS		STRIKE PRICE	EXPIRATION DATE

Covered Call Options Written — (0.04)%
196	KLA-Tencor Corporation	$55.00	February 2013	(17,640)
2,340	Phillips 66	55.00	February 2013	(1,380,600)
Total Covered Call Options Written (Premiums Received: $364,447)				(1,398,240)
Total Investments — 99.77% (Cost: $2,669,026,081)				3,135,546,817
Other Assets in Excess of Liabilities — 0.23%				7,319,786
Net Assets — 100.00%				$3,142,866,603

(a)	Non-income producing security/commodity.

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2013

(b)	Security is deemed illiquid. At January 31, 2013, the value of these securities amounted to $6,961,392 or 0.22% of net assets.
(c)	At January 31, 2013, all or a portion of this security was segregated to cover collateral requirement for options.
(d)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(e)	Represents securities that are subject to legal or contractual restrictions on resale. At January 31, 2013, the value of these securities amounted to $7,171,207 or 0.23% of net assets.
(f)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $5,069,139 or 0.16% of net assets.
(g)	This security is convertible until December 31, 2049.
(h)	Payment-in-kind security.
(i)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(j)	Floating rate security. Rate shown is the rate in effect at January 31, 2013.
(k)	This security is convertible until April 30, 2015.

At January 31, 2013, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$514,770,994
Gross unrealized depreciation	(48,250,258)
Net unrealized appreciation	$466,520,736

Abbreviations used in this schedule include:

ADR	—	American Depository Receipt
FRN	—	Floating Rate Note
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Currencies

USD	—	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Catalyst Paper Corporation	09/17/12	$6,095	$1.86
Catalyst Paper Corporation 11.00% due 10/30/17	09/17/12	8,198,969	0.83
Catalyst Paper Corporation FRN 13.00% due 09/13/16	08/31/12	1,184,964	1.02

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2012	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JANUARY 31,2013	MARKET VALUE JANUARY 31,2013	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
Insteel Industries, Inc.*	887,051	—	—	887,051	$9,879,258	$—	$248,374
Rofin-Sinar Technologies, Inc.	1,840,310	—	—	1,840,310	47,167,145	—	—
Total					57,046,403		248,374

* Not an affiliated issuer as of January 31,2013.

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
U.S. Common Stocks
Consumer Discretionary	5.02%
Consumer Staples	5.12
Energy	4.61
Financials	16.53
Health Care	1.88

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2013

Industrials	8.85%
Information Technology	15.84
Materials	3.71
Utilities	2.61
Total U.S. Common Stocks	64.17
International Common Stocks
Energy	1.66
Financials	0.81
Health Care	1.25
Materials	4.86
Total International Common Stocks	8.58
U.S. Preferred Stock
Consumer Staples	0.16
Total U.S. Preferred Stock	0.16
Warrant	0.41
Commodity	3.81
International Corporate Bonds
Materials	0.21
Total International Corporate Bonds	0.21
U.S. Corporate Bonds
Consumer Discretionary	0.97
Energy	0.87
Industrials	0.20
Total U.S. Corporate Bonds	2.04
U.S. Convertible Bond
Industrials	1.00
Total U.S. Convertible Bond	1.00
U.S. Treasury Bills	0.45
Commercial Paper
International Commercial Paper	4.19
U.S. Commercial Paper	14.79
Total Commercial Paper	18.98
Covered Call Options Written	(0.04)
Total Investments	99.77%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2013

FIRST EAGLE

Gold Fund

Consolidated Schedule of Investments • Period Ended January 31, 2013 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 75.18%

International Common Stocks — 67.20%

Africa 4.53%
1,264,736	Randgold Resources Limited, ADR	$28,073,423	$119,087,542

Australia 6.79%
5,307,846	Newcrest Mining Limited	160,580,206	129,712,079
4,118,481	Kingsgate Consolidated Limited	18,612,918	17,333,584
2,613,622	Regis Resources Limited (a)	14,194,213	14,166,298
2,613,520	Medusa Mining Limited	12,846,050	13,483,388
8,857,115	St. Augustine Gold and Copper Limited (a)(b)	9,229,636	2,355,734
7,376,115	Intrepid Mines Limited (a)	9,149,443	1,733,231
		224,612,466	178,784,314
Bermuda 0.45%
1,420,250	Continental Gold Limited (a)	12,679,081	11,888,277

Canada 37.61%
4,100,010	Agnico-Eagle Mines Limited	196,140,991	187,768,813
3,808,920	Goldcorp, Inc.	126,600,740	134,416,787
3,916,113	Barrick Gold Corporation	136,840,429	125,002,327
13,800,672	Kinross Gold Corporation	184,653,009	113,579,531
6,901,692	IAMGOLD Corporation	43,187,558	56,731,929
5,618,531	New Gold, Inc. (a)	9,958,018	54,643,012
1,003,033	Franco-Nevada Corporation	17,431,540	53,667,576
4,521,557	Eldorado Gold Corporation	49,139,424	50,600,051
6,285,740	Osisko Mining Corporation (a)(c)	48,565,532	43,593,580
7,762,770	B2Gold Corporation (a)	20,802,617	29,918,239
2,369,196	Dundee Precious Metals, Inc. (a)(c)	4,668,150	21,115,532
4,496,700	Rainy River Resources Limited (a)	24,107,674	19,948,225
6,168,300	SEMAFO, Inc.	24,679,532	17,272,602
744,260	Detour Gold Corporation (a)(c)	16,953,437	15,746,475
5,451,680	Gabriel Resources Limited (a)	32,031,903	14,062,144
4,045,013	Guyana Goldfields, Inc. (a)	18,359,432	13,722,230
2,815,100	Alacer Gold Corporation (a)	12,734,387	12,855,628
13,688,820	Lake Shore Gold Corporation (a)	47,294,893	11,815,512
1,682,450	Aurizon Mines Limited (a)	1,618,185	7,801,394
3,307,970	Orezone Gold Corporation (a)(c)	12,434,320	5,245,740
		1,028,201,771	989,507,327
Channel Island 0.24%
3,041,400	Lydian International Limited (a)	6,728,475	6,379,812

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 67.20% — (continued)

Mexico 7.77%
4,197,841	Fresnillo PLC	$16,620,435	$110,385,927
1,915,577	Industrias Peñoles S.A.B. de C.V.	6,673,612	93,957,710
		23,294,047	204,343,637
South Africa 9.81%
4,483,327	AngloGold Ashanti Limited, ADR	162,420,538	125,622,823
6,921,044	Gold Fields Limited, ADR	93,344,394	80,422,531
8,064,515	Harmony Gold Mining Company Limited, ADR	81,951,256	52,096,767
		337,716,188	258,142,121
Total International Common Stocks		1,661,305,451	1,768,133,030

U.S. Common Stocks — 7.98%

Materials 7.98%
2,330,777	Newmont Mining Corporation	101,476,524	100,130,180
867,401	Royal Gold, Inc.	14,962,981	64,768,832
2,796,540	Tahoe Resources, Inc. (a)(c)	38,160,239	45,161,167
Total U.S. Common Stocks		154,599,744	210,060,179
Total Common Stocks		1,815,905,195	1,978,193,209

International Preferred Stock — 0.15%

South Africa 0.15%
120,000	AngloGold Ashanti Holdings Finance PLC 6.00% (d)	6,000,000	4,069,200

Investment Company — 0.02%
434,114	State Street Institutional U.S. Government Money Market Fund, Institutional Class	434,114	434,114

Warrants — 0.00%

Canada — 0.00%
5,500,000	Great Basin Gold Limited Warrant expire 03/30/14 (a)(b)(e)(f)(g)	664,820	0
500,000	St. Augustine Gold & Copper Warrant expire 07/15/13 (a)(b)(f)	0	0
Total Warrants		664,820	0

OUNCES

Commodity — 21.21%
335,178	Gold bullion (a)	183,135,784	557,987,171

PRINCIPAL

International Convertible Bonds — 1.14%

Canada 1.14%
30,000,000 USD	Detour Gold Corporation 5.50% due 11/30/17 (f)(h)	30,000,000	30,000,000

South Africa 0.00%
2,000,000 CAD	Great Basin Gold Limited 8.00% due 11/30/14 (c)(e)(f)(g)(i)	1,900,057	—
Total International Convertible Bonds		31,900,057	30,000,000

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

Commercial Paper — 2.32%

International Commercial Paper — 0.99%

Canada 0.09%
1,307,000 USD	Suncor Energy, Inc. 0.30% due 02/14/13	$1,306,859	$1,306,859
878,000 USD	Suncor Energy, Inc. 0.30% due 02/25/13	877,824	877,824

France 0.12%
878,000 USD	EI du Pont de Nemours & Company 0.09% due 02/21/13	877,956	877,956
2,109,000 USD	Total SA 0.08% due 02/01/13	2,109,000	2,109,000

Germany 0.29%
2,634,000 USD	Siemens Company 0.12% due 02/19/13	2,633,842	2,633,842
2,525,000 USD	Siemens Company 0.13% due 03/18/13	2,524,590	2,524,590
2,525,000 USD	Siemens Company 0.13% due 03/21/13	2,524,562	2,524,562

Italy 0.06%
1,633,000 USD	Eni S.p.A. 0.49% due 02/11/13	1,632,783	1,632,783

Japan 0.10%
2,696,000 USD	Hitachi Limited 0.41% due 02/01/13	2,696,000	2,696,000

Switzerland 0.08%
2,146,000 USD	Nestlé SA 0.11% due 04/01/13	2,145,613	2,145,613

United Kingdom 0.25%
882,000 USD	AstraZeneca PLC 0.13% due 04/17/13	881,760	881,540
2,206,000 USD	GlaxoSmithKline PLC 0.13% due 03/04/13	2,205,753	2,205,753
3,565,000 USD	GlaxoSmithKline PLC 0.17% due 02/13/13	3,564,798	3,564,798
Total International Commercial Paper		25,981,340	25,981,120

U.S. Commercial Paper — 1.33%
$615,000	Abbott Laboratories 0.09% due 03/06/13	614,949	614,949
1,218,000	Abbott Laboratories 0.12% due 02/26/13	1,217,898	1,217,898
439,000	BHP Billiton Finance USA Limited 0.15% due 04/18/13	438,861	438,739
2,496,000	Coca-Cola Company 0.18% due 03/13/13	2,495,501	2,495,501
505,000	Colgate-Palmolive Company 0.06% due 02/04/13	504,997	504,997
1,262,000	Con Edison, Inc. 0.25% due 02/06/13	1,261,956	1,261,956
463,000	ConocoPhillips 0.15% due 02/07/13	462,988	462,988
601,000	Devon Energy Corporation 0.24% due 03/13/13	600,840	600,840
250,000	Devon Energy Corporation 0.27% due 04/17/13	249,859	249,791

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 1.33% — (continued)

$702,000	Emerson Electric Company 0.12% due 04/29/13	$701,797	$701,777
1,141,000	Emerson Electric Company 0.15% due 03/07/13	1,140,838	1,140,838
818,000	Emerson Electric Company 0.15% due 03/20/13	817,840	817,840
2,139,000	Google, Inc. 0.14% due 03/04/13	2,138,742	2,138,742
4,246,000	Johnson & Johnson 0.06% due 04/02/13	4,245,588	4,245,281
817,000	McDonald’s Corporation 0.10% due 03/26/13	816,880	816,880
1,434,000	Merck & Company, Inc. 0.08% due 03/22/13	1,433,844	1,433,844
1,421,000	MetLife 0.14% due 03/06/13	1,420,818	1,420,818
878,000	Philip Morris International, Inc. 0.10% due 03/08/13	877,915	877,915
2,696,000	Precision Castparts Corporation 0.12% due 02/01/13	2,696,000	2,696,000
882,000	Precision Castparts Corporation 0.15% due 03/07/13	881,875	881,875
3,293,000	Unilever Capital Corporation 0.10% due 02/22/13	3,292,808	3,292,808
878,000	United Parcel Service, Inc. 0.04% due 03/08/13	877,966	877,966
3,266,000	United Parcel Service, Inc. 0.07% due 02/25/13	3,265,848	3,265,848
1,103,000	WellPoint, Inc. 0.20% due 03/18/13	1,102,724	1,102,724
1,633,000	WellPoint, Inc. 0.20% due 03/21/13	1,632,564	1,632,564
Total U.S. Commercial Paper		35,191,896	35,191,379
Total Commercial Paper		61,173,236	61,172,499
Total Investments — 100.02%		$2,099,213,206	2,631,856,193
Liabilities in Excess of Other Assets — (0.02)%			(585,055)
Net Assets — 100.00%			$2,631,271,138

(a)        Non-income producing security/commodity.

(b)        Represents a security registered under Regulation D. Regulation D provides exemptions for small companies to offer and sell their securities without having to register the securities under the Securities Act of 1933.

(c)         All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(d)        This security is convertible until August 9, 2013.

(e)         Security is deemed illiquid. At January 31, 2013, the value of these securities amounted to $0 or 0.00% of net assets.

(f)          Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $30,000,000 or 1.14% of net assets.

(g)         Issuer is in default.

(h)        This security is convertible until November 30, 2017.

(i)            This security is convertible until November 30, 2014.

At January 31, 2013, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$839,968,742
Gross unrealized depreciation	(307,325,755)
Net unrealized appreciation	$532,642,987

Abbreviations used in this schedule include:
ADR	—	American Depository Receipt
PLC	—	Public Limited Company

Currencies
CAD	—	Canadian Dollar
USD	—	United States Dollar

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF
NET ASSETS
International Common Stocks
Materials	67.20%
Total International Common Stocks	67.20
U.S. Common Stocks
Materials	7.98
Total U.S. Common Stocks	7.98
International Preferred Stock
Materials	0.15
Total International Preferred Stock	0.15
Investment Company	0.02
Warrants	0.00
Commodity	21.21
International Convertible Bonds
Materials	1.14
Total International Convertible Bonds	1.14
Commercial Paper
International Commercial Paper	0.99
U.S. Commercial Paper	1.33
Total Commercial Paper	2.32

Total Investments	100.02%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

FIRST EAGLE

Global Income Builder Fund

Schedule of Investments • Period Ended January 31, 2013 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 50.53%

U.S. Common Stocks — 20.24%

Consumer Discretionary 0.65%
65,149	H&R Block, Inc.	$1,205,333	$1,483,443

Consumer Staples 3.54%
125,003	Sysco Corporation	3,827,605	3,971,346
57,360	Lorillard, Inc.	2,296,875	2,241,055
17,141	Colgate-Palmolive Company	1,813,070	1,840,429
		7,937,550	8,052,830
Energy 1.59%
62,436	ConocoPhillips	3,581,409	3,621,288

Financials 2.98%
1,936,500	Frasers Commercial Trust, REIT	1,810,939	2,089,326
35,711	Plum Creek Timber Company, Inc., REIT	1,499,988	1,720,556
20,267	Rayonier, Inc., REIT	1,000,344	1,091,175
35,601	Weyerhaeuser Company, REIT	845,422	1,072,302
19,269	Cincinnati Financial Corporation	729,534	817,777
		5,886,227	6,791,136
Industrials 2.26%
25,331	Lockheed Martin Corporation	2,283,825	2,200,504
17,205	3M Company	1,556,039	1,729,962
18,547	Northrop Grumman Corporation	1,227,408	1,206,297
		5,067,272	5,136,763
Information Technology 5.76%
143,468	Microsoft Corporation	4,090,933	3,941,066
143,408	Intel Corporation	3,258,858	3,017,304
65,216	Linear Technology Corporation	2,128,836	2,388,210
67,900	Cisco Systems, Inc.	1,237,292	1,396,703
36,700	Texas Instruments, Inc.	1,063,475	1,214,036
19,283	Automatic Data Processing, Inc.	1,106,511	1,143,289
		12,885,905	13,100,608
Materials 0.71%
37,483	Newmont Mining Corporation	1,745,214	1,610,270

Utilities 2.75%
97,876	FirstEnergy Corporation	4,205,517	3,962,999

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 20.24% — (continued)

Utilities 2.75% — (continued)
35,543	Entergy Corporation	$2,343,492	$2,296,078
		6,549,009	6,259,077
Total U.S. Common Stocks		44,857,919	46,055,415

International Common Stocks — 30.29%

Australia 0.61%
56,755	Newcrest Mining Limited	1,445,177	1,386,967

Austria 1.21%
34,673	OMV AG	1,237,906	1,429,319
11,148	Mayr Melnhof Karton AG	1,176,428	1,321,440
		2,414,334	2,750,759
Belgium 0.59%
16,162	Groupe Bruxelles Lambert SA	1,209,920	1,349,604

Canada 2.64%
228,746	Penn West Petroleum Limited	2,875,123	2,314,910
53,795	Barrick Gold Corporation	1,915,065	1,717,136
31,413	Goldcorp, Inc.	1,205,349	1,108,565
18,636	Agnico-Eagle Mines Limited	855,268	853,476
		6,850,805	5,994,087
France 6.56%
130,367	Bouygues SA	3,449,765	3,701,330
67,572	Total SA	3,379,161	3,663,551
27,029	Sanofi	2,328,620	2,637,262
35,177	Neopost SA	1,932,978	2,006,061
20,925	Ciments Francais SA	1,213,501	1,270,868
39,480	Carrefour SA	865,904	1,124,653
11,702	Legrand SA	435,297	531,089
		13,605,226	14,934,814
Germany 1.30%
27,778	Daimler AG	1,404,187	1,617,116
54,142	Hamburger Hafen und Logistik AG	1,289,593	1,338,323
		2,693,780	2,955,439
Greece 0.13%
33,961	Jumbo SA	148,295	295,119

Hong Kong 0.76%
67,700	Guoco Group Limited	589,955	811,798
152,000	Hopewell Holdings Limited	491,353	626,168
77,000	Great Eagle Holdings Limited	251,848	298,836
		1,333,156	1,736,802
Ireland 1.33%
140,155	CRH PLC	2,646,183	3,027,533

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 30.29% — (continued)

Israel 0.52%
88,907	Israel Chemicals Limited	$1,093,034	$1,177,757

Italy 1.84%
619,489	Italcementi S.p.A. RSP	1,636,346	1,953,133
73,265	Eni S.p.A	1,696,247	1,839,372
39,171	Recordati S.p.A.	326,844	400,760
		3,659,437	4,193,265

Japan 3.10%
57,000	Astellas Pharma, Inc.	2,700,577	2,904,916
134,600	Hoya Corporation	2,792,971	2,600,931
14,700	Ono Pharmaceutical Company Limited	864,128	774,912
36,600	NKSJ Holdings, Inc.	724,160	769,746
		7,081,836	7,050,505

Mexico 0.37%
31,820	Fresnillo PLC	795,418	836,735

Netherlands 1.06%
9,254	HAL Trust	1,062,100	1,220,698
36,716	Sligro Food Group NV	953,691	1,182,514
		2,015,791	2,403,212

Norway 0.57%
146,771	Orkla ASA	1,164,884	1,293,349

Singapore 0.45%
412,000	Singapore Airport Terminal Services Limited	925,403	1,015,557

South Africa 0.37%
30,288	AngloGold Ashanti Limited, ADR	968,939	848,670

South Korea 0.81%
26,500	KT&G Corporation	2,052,958	1,847,097

Spain 0.83%
33,868	Red Electrica Corporation SA	1,585,841	1,885,886

Sweden 0.61%
50,047	Investor AB, Class ‘A’	1,021,185	1,392,766

Switzerland 1.73%
55,883	Nestlé SA	3,581,822	3,924,092

Thailand 0.32%
1,716,000	Thai Beverage PCL	492,742	728,088

United Kingdom 2.58%
747,650	WM Morrison Supermarkets PLC	3,205,346	2,976,290

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 30.29% — (continued)

United Kingdom 2.58% — (continued)
126,540	GlaxoSmithKline PLC	$2,848,924	$2,901,009
		6,054,270	5,877,299
Total International Common Stocks		64,840,436	68,905,402
Total Common Stocks		109,698,355	114,960,817

Closed-End Mutual Fund — 1.41%

Singapore 1.41%
6,086,200	Macquarie International Infrastructure Fund Limited	2,963,926	3,197,179

OUNCES

Commodity — 0.51%
703	Gold bullion (a)	1,167,431	1,170,934

PRINCIPAL

Bonds — 33.52%

U.S. Convertible Bond 1.44%
$3,400,000	Advanced Micro Devices, Inc. 6.00% due 05/01/15 (b)	3,192,555	3,272,500

U.S. Corporate Bonds — 21.27%
1,065,000	Air Medical Group Holdings, Inc. 9.25% due 11/01/18	1,129,723	1,176,825
1,357,000	Aleris International, Inc. 7.875% due 11/01/20	1,353,305	1,445,205
2,522,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	2,574,380	2,635,490
575,000	American Axle & Manufacturing, Inc. 7.875% due 03/01/17	591,335	594,412
2,475,000	Basic Energy Services, Inc. 7.75% due 02/15/19	2,471,876	2,475,000
475,000	Basic Energy Services, Inc. 7.75% due 10/15/22	475,000	469,063
3,600,000	Bi-Lo LLC 9.25% due 02/15/19 (c)	3,853,410	3,879,000
500,000	Carrizo Oil & Gas, Inc. 7.50% due 09/15/20	510,056	522,500
900,000	Carrizo Oil & Gas, Inc. 8.625% due 10/15/18	945,566	974,250
500,000	CCO Holdings LLC 7.375% due 06/01/20	549,069	558,750
850,000	Chesapeake Energy Corporation 9.50% due 02/15/15	901,306	966,875
780,000	Citgo Petroleum Corporation 11.50% due 07/01/17 (c)	869,250	908,700
2,225,000	CommScope, Inc. 8.25% due 01/15/19 (c)	2,399,842	2,441,937
2,050,000	Drill Rigs Holdings, Inc. 6.50% due 10/01/17 (c)	2,052,587	2,055,125
375,000	Everest Acquisition LLC 6.875% due 05/01/19	394,159	407,813
1,200,000	Everest Acquisition LLC 7.75% due 09/01/22	1,217,383	1,296,000
1,350,000	Fiesta Restaurant Group, Inc. 8.875% due 08/15/16	1,434,602	1,468,125
1,750,000	Frontier Communications Corporation 8.50% due 04/15/20	1,976,347	2,030,000
1,525,000	Huntington Ingalls Industries, Inc. 7.125% due 03/15/21	1,660,140	1,685,125
1,000,000	International Lease Finance Corporation 5.875% due 04/01/19	1,063,307	1,085,921
550,000	International Lease Finance Corporation 6.25% due 05/15/19	557,748	610,500
3,300,000	Mead Products 6.75% due 04/30/20 (c)	3,452,492	3,522,750
850,000	PHH Corporation 7.375% due 09/01/19	857,524	958,375
350,000	PHH Corporation 9.25% due 03/01/16	361,699	412,125
2,375,000	SandRidge Energy, Inc. 7.50% due 02/15/23	2,499,898	2,535,312
1,350,000	STHI Holding Corporation 8.00% due 03/15/18 (c)	1,449,128	1,468,125

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 21.27% — (continued)
$3,300,000	Taylor Morrison Communities, Inc. 7.75% due 04/15/20 (c)	$3,533,634	$3,564,000
2,575,000	Toys R Us Property Company I 10.75% due 07/15/17	2,772,348	2,781,000
1,255,000	Toys R Us Property Company II 8.50% due 12/01/17	1,325,878	1,327,163
1,500,000	Tronox Finance LLC 6.375% due 08/15/20 (c)	1,517,028	1,513,125
600,000	Wolverine World Wide, Inc. 6.125% due 10/15/20 (c)	610,387	633,000
Total U.S. Corporate Bonds		47,360,407	48,401,591

International Corporate Bonds — 10.81%

Australia 0.60%
1,354,000 USD	Ausdrill Finance Pty Limited 6.875% due 11/01/19 (c)	1,355,259	1,360,770

Bermuda 1.01%
500,000 USD	Aircastle Limited 6.25% due 12/01/19	512,346	542,500
1,525,000 USD	Aircastle Limited 7.625% due 04/15/20	1,634,338	1,757,562
		2,146,684	2,300,062

Canada 2.71%
1,500,000 USD	New Gold, Inc. 6.25% due 11/15/22 (c)	1,523,500	1,590,000
500,000 USD	New Gold, Inc. 7.00% due 04/15/20 (c)	515,800	540,000
400,000 USD	Precision Drilling Corporation 6.625% due 11/15/20	400,918	429,000
3,250,000 USD	Thompson Creek Metals Company, Inc. 9.75% due 12/01/17	3,415,000	3,591,250
		5,855,218	6,150,250

France 0.73%
1,550,000 USD	Rexel SA 6.125% due 12/15/19 (c)	1,590,521	1,666,250

Netherlands 1.67%
2,300,000 EUR	HeidelbergCement Finance BV 8.50% due 10/31/19 (d)	3,539,037	3,806,086

Norway 0.69%
1,630,000 USD	Eksportfinans ASA 2.00% due 09/15/15	1,540,916	1,561,705

Sweden 2.61%
850,000 EUR	Eileme 2 AB 11.75% due 01/31/20 (c)	1,168,286	1,344,562
1,700,000 USD	Perstorp Holding AB 8.75% due 05/15/17 (c)	1,730,067	1,780,750
2,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (c)	2,808,787	2,817,437
		5,707,140	5,942,749

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds 10.81% — (continued)

United Kingdom 0.79%
210,000 USD	Jaguar Land Rover PLC 5.625% due 02/01/23 (c)	$210,000	$215,250
1,400,000 USD	Jaguar Land Rover PLC 8.125% due 05/15/21 (c)	1,495,796	1,578,500
		1,705,796	1,793,750
Total International Corporate Bonds		23,440,571	24,581,622
Total Bonds		73,993,533	76,255,713

Term Loans — 5.87%

United States 5.87%
1,435,000 USD	Alcatel-Lucent Term Loan C due 01/31/19 (e)(f)	1,454,988	1,454,731
876,000 USD	Ameriforge Group, Inc. due 12/19/19 (e)(f)	871,620	888,045
590,000 USD	Cole Haan LLC due 01/28/20 (e)(f)	587,050	596,637
784,000 USD	DuPont Performance Coatings, Inc. Term Loan B due 01/18/20 (e)(f)	1,048,878	1,075,605
193,000 USD	DuPont Performance Coatings, Inc. due 01/03/20 (e)(f)	191,070	196,216
2,194,500 USD	Fortescue Metals Group 5.25% due 10/18/17	2,191,824	2,228,028
437,000 USD	NEP Supershooters L.P. due 01/18/20 (e)(f)	434,815	445,467
3,591,725 USD	Roundy’s Supermarkets, Inc. Term Loan B 5.75% due 02/13/19	3,425,298	3,439,077
2,978,000 USD	Van Wagner Communications Term Loan B 8.25% due 08/03/18	3,014,508	3,027,634
Total Term Loans		13,220,051	13,351,440

Commercial Paper — 7.52%

International Commercial Paper — 4.82%

France 2.12%
4,815,000 USD	Total SA 0.08% due 02/01/13	4,815,000	4,815,000

Japan 2.70%
6,153,000 USD	Hitachi Limited 0.41% due 02/01/13	6,153,000	6,153,000
Total International Commercial Paper		10,968,000	10,968,000

U.S. Commercial Paper — 2.70%
$6,153,000	Precision Castparts Corporation 0.12% due 02/01/13	6,153,000	6,153,000
Total Commercial Paper		17,121,000	17,121,000
Total Investments — 99.36%		$218,164,296	226,057,083
Other Assets in Excess of Liabilities — 0.64%			1,462,461
Net Assets — 100.00%			$227,519,544

(a)	Non-income producing security/commodity.

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2013

(b)	This security is convertible until April 30, 2015.
(c)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(d)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(e)	All or a portion of the security represents unsettled loan positions.
(f)	At January 31, 2013, all or a portion of the security was segregated to cover collateral requirements for extended trade settlements.

At January 31, 2013, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$10,630,803
Gross unrealized depreciation	(2,738,016)
Net unrealized appreciation	$7,892,787

Abbreviations used in this schedule include:

ADR	— American Depository Receipt
HSBC	— HSBC Bank USA
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
RSP	— Represents Non-Voting Shares

Currencies

EUR	— Euro
USD	— United States Dollar

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JANUARY 31, 2013	UNREALIZED APPRECIATION AT JANUARY 31, 2013	UNREALIZED DEPRECIATION AT JANUARY 31, 2013
03/21/13	758,000	Euro	$973,090	$1,029,475	$—	$(56,385)
04/17/13	1,779,000	Euro	2,320,094	2,416,473	—	(96,379)
05/15/13	1,947,000	Euro	2,483,960	2,644,554	—	(160,594)
06/19/13	1,265,000	Euro	1,647,307	1,718,710	—	(71,403)
07/17/13	8,668,000	Euro	11,438,535	11,777,117	—	(338,582)
			$18,862,986	$19,586,329	$—	$(723,343)

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Common Stocks
Consumer Discretionary	0.65%
Consumer Staples	3.54
Energy	1.59
Financials	2.98
Industrials	2.26
Information Technology	5.76
Materials	0.71
Utilities	2.75
Total U.S. Common Stocks	20.24

International Common Stocks
Consumer Discretionary	0.84
Consumer Staples	5.18

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2013

Energy	4.07%
Financials	2.57
Health Care	4.22
Industrials	3.74
Information Technology	2.02
Materials	6.82
Utilities	0.83
Total International Common Stocks	30.29

Closed-End Mutual Fund	1.41

Commodity	0.51

U.S. Convertible Bond
Industrials	1.44
Total U.S. Convertible Bond	1.44

U.S. Corporate Bonds
Consumer Discretionary	7.26
Consumer Staples	1.70
Energy	5.54
Financials	0.75
Health Care	0.65
Industrials	1.86
Materials	1.30
Telecommunication Services	2.21
Total U.S. Corporate Bonds	21.27

International Corporate Bonds
Consumer Discretionary	0.79
Energy	0.19
Financials	2.30
Industrials	0.73
Materials	6.21
Telecommunication Services	0.59
Total International Corporate Bonds	10.81

Term Loans	5.87

Commercial Paper
International Commercial Paper	4.82
U.S. Commercial Paper	2.70
Total Commercial Paper	7.52

Total Investments	99.36%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2013

FIRST EAGLE

High Yield Fund

Schedule of Investments • Period Ended January 31, 2013 (unaudited)

PRINCIPAL	DESCRIPTION	COST	VALUE

Bonds — 81.01%

U.S. Convertible Bonds — 1.79%
$12,650,000	Advanced Micro Devices, Inc. 6.00% due 05/01/15 (a)	$11,861,696	$12,175,625
1,915,000	Headwaters, Inc. 8.75% due 02/01/16 (b)	1,959,805	1,986,812
Total U.S. Convertible Bonds		13,821,501	14,162,437

U.S. Corporate Bonds — 55.88%
2,485,500	Access Midstream Partners L.P. 6.125% due 07/15/22	2,414,423	2,653,271
4,485,000	Air Medical Group Holdings, Inc. 9.25% due 11/01/18	4,754,101	4,955,925
5,221,000	Aleris International, Inc. 7.875% due 11/01/20	5,218,044	5,560,365
9,931,000	Alliance One International, Inc. 10.00% due 07/15/16	9,978,130	10,601,342
3,478,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	3,523,871	3,634,510
3,049,000	American Axle & Manufacturing, Inc. 7.875% due 03/01/17	3,132,448	3,151,934
9,825,000	Appleton Papers, Inc. 10.50% due 06/15/15 (c)	10,205,346	10,389,937
8,672,000	Atlas Energy Holdings Operating Company LLC 7.75% due 01/15/21 (c)	8,691,205	8,558,180
1,157,000	Atlas Pipeline Partners L.P. 5.875% due 08/01/23 (c)	1,157,000	1,155,554
2,950,000	Atwood Oceanics, Inc. 6.50% due 02/01/20	3,081,090	3,222,875
6,238,000	Basic Energy Services, Inc. 7.75% due 02/15/19	6,163,835	6,238,000
3,475,000	Basic Energy Services, Inc. 7.75% due 10/15/22	3,475,000	3,431,563
13,625,000	Bi-Lo LLC 9.25% due 02/15/19 (c)	14,434,767	14,680,937
3,739,000	Bon-Ton Department Stores, Inc. 10.25% due 03/15/14	3,634,711	3,757,695
6,410,000	Bon-Ton Department Stores, Inc. 10.625% due 07/15/17 (c)	5,115,716	6,410,000
7,687,800	Brickman Group Holdings, Inc. 9.125% due 11/01/18 (c)	7,695,133	8,225,946
7,625,000	Carrizo Oil & Gas, Inc. 8.625% due 10/15/18	7,925,845	8,254,063
441,000	CCO Holdings LLC 6.625% due 01/31/22	457,036	482,895
9,210,000	CCO Holdings LLC 7.375% due 06/01/20	10,067,560	10,292,175
8,365,000	Chesapeake Energy Corporation 9.50% due 02/15/15	8,726,280	9,515,187
9,810,000	Citgo Petroleum Corporation 11.50% due 07/01/17 (c)	10,846,944	11,428,650
8,522,000	Cleaver-Brooks, Inc. 8.75% due 12/15/19 (c)	8,780,558	9,150,497
2,150,000	Cloud Peak Energy Resources 8.25% due 12/15/17	2,273,261	2,295,125
110,000	Cloud Peak Energy Resources 8.50% due 12/15/19	110,786	120,175
8,073,000	CommScope, Inc. 8.25% due 01/15/19 (c)	8,519,080	8,860,117
8,733,000	Drill Rigs Holdings, Inc. 6.50% due 10/01/17 (c)	8,822,366	8,754,833
5,400,000	DriveTime Automotive Group, Inc. 12.625% due 06/15/17	5,863,288	6,075,000
4,000,000	EP Energy LLC 9.375% due 05/01/20	4,051,526	4,500,000
3,671,000	Equinox Holdings, Inc. 9.50% due 02/01/16 (c)	3,840,731	3,845,373
1,325,000	Everest Acquisition LLC 6.875% due 05/01/19	1,353,291	1,440,938
6,320,000	Fiesta Restaurant Group, Inc. 8.875% due 08/15/16	6,633,212	6,873,000
7,550,000	Frontier Communications Corporation 8.50% due 04/15/20	8,104,914	8,758,000
5,409,000	GenCorp, Inc. 7.125% due 03/15/21 (c)	5,595,617	5,625,360

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 55.88% — (continued)
$7,107,000	Goodman Networks, Inc. 13.125% due 07/01/18 (c)	$7,380,500	$7,924,305
6,970,000	Headwaters, Inc. 7.625% due 04/01/19	6,900,431	7,545,025
3,000,000	Huntington Ingalls Industries, Inc. 6.875% due 03/15/18	3,144,021	3,303,750
5,762,000	Huntington Ingalls Industries, Inc. 7.125% due 03/15/21	6,162,018	6,367,010
3,350,000	Interface, Inc. 7.625% due 12/01/18	3,582,063	3,651,500
6,000,000	International Lease Finance Corporation 5.875% due 04/01/19	6,253,228	6,515,526
5,210,000	International Lease Finance Corporation 6.25% due 05/15/19	5,317,737	5,783,100
2,000,000	International Lease Finance Corporation 8.625% due 09/15/15	2,145,493	2,280,000
3,848,000	JC Penney Corporation, Inc. Series A 6.875% due 10/15/15	3,776,637	3,819,140
5,937,000	JMC Steel Group 8.25% due 03/15/18 (c)	6,074,360	6,352,590
10,333,000	Kemet Corporation 10.50% due 05/01/18	10,569,636	10,591,325
3,646,000	Kraton Polymers 6.75% due 03/01/19	3,731,179	3,791,840
6,500,000	Landry’s, Inc. 9.375% due 05/01/20 (c)	6,688,330	7,052,500
2,245,000	Manitowoc Company, Inc. 9.50% due 02/15/18	2,418,909	2,503,175
5,684,000	Mcron Finance Corporation 8.375% due 05/15/19 (c)	5,763,856	5,996,620
9,225,000	Mead Products 6.75% due 04/30/20 (c)	9,636,628	9,847,687
9,372,000	New Albertsons, Inc. 7.25% due 05/01/13	9,326,957	9,512,580
4,300,000	Parker Drilling Company 9.125% due 04/01/18	4,510,157	4,665,500
2,919,000	PHH Corporation 9.25% due 03/01/16	2,938,472	3,437,123
3,750,000	Post Holdings, Inc. 7.375% due 02/15/22	3,887,872	4,181,250
3,729,000	Quality Distribution 9.875% due 11/01/18	4,026,738	4,120,545
5,386,000	Radio Systems Corporation 8.375% due 11/01/19 (c)	5,470,768	5,736,090
6,240,000	Rex Energy Corporation 8.875% due 12/01/20 (c)	6,215,810	6,302,400
8,846,000	ROC Finance 12.125% due 09/01/18 (c)	10,000,333	10,239,245
3,950,000	Samson Investment Company 9.75% due 02/15/20 (c)	4,068,303	4,221,563
6,825,000	SandRidge Energy, Inc. 7.50% due 02/15/23	6,917,121	7,285,688
2,690,000	Shea Homes L.P. 8.625% due 05/15/19	2,722,493	3,026,250
6,430,991	Sheridan Group, Inc. 12.50% due 04/15/14	5,709,121	5,434,187
2,982,000	STHI Holding Corporation 8.00% due 03/15/18 (c)	3,151,159	3,242,925
4,017,000	Sugarhouse HSP Gaming Prop Mezz L.P. 8.625% due 04/15/16 (c)	4,192,680	4,318,275
10,101,000	Taylor Morrison Communities, Inc. 7.75% due 04/15/20 (c)	10,584,382	10,909,080
9,553,000	Tower Automotive Holdings USA 10.625% due 09/01/17 (c)	10,297,109	10,651,595
11,781,000	Toys R Us Property Company I 10.75% due 07/15/17	12,640,664	12,723,480
1,745,000	Toys R Us Property Company II 8.50% due 12/01/17	1,816,010	1,845,338
10,432,000	Tronox Finance LLC 6.375% due 08/15/20 (c)	10,545,434	10,523,280
4,650,000	United Rentals North America, Inc. 7.375% due 05/15/20	4,722,656	5,138,250
200,000	United Rentals North America, Inc. 7.625% due 04/15/22	200,000	224,000
3,064,000	Wolverine World Wide, Inc. 6.125% due 10/15/20 (c)	3,117,044	3,232,520
10,238,000	Yankee Candle Company, Inc. Series ‘B’ 9.75% due 02/15/17	10,593,592	10,647,622
2,839,000	YCC Holdings 10.25% due 02/15/16 (d)	2,819,042	2,938,393
Total U.S. Corporate Bonds		424,666,058	440,781,694

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds — 23.34%

Australia 2.64%
7,544,000 USD	Ausdrill Finance Pty Limited 6.875% due 11/01/19 (c)	$7,551,748	$7,581,720
5,700,000 USD	FMG Resources 8.25% due 11/01/19 (c)	5,890,181	6,141,750
6,706,000 USD	Nufarm Australia Limited 6.375% due 10/15/19 (c)	6,858,884	7,141,890
		20,300,813	20,865,360
Austria 1.08%
2,326,000 USD	OGX Austria GmbH 8.375% due 04/01/22 (c)	2,323,142	2,093,400
6,849,000 USD	OGX Austria GmbH 8.50% due 06/01/18 (c)	6,279,181	6,420,938
		8,602,323	8,514,338
Bermuda 3.10%
5,325,000 USD	Aircastle Limited 7.625% due 04/15/20	5,493,606	6,137,062
2,305,000 USD	Aircastle Limited 9.75% due 08/01/18	2,497,946	2,656,513
8,750,000 USD	Ship Finance International Limited 8.50% due 12/15/13	8,740,560	8,812,344
6,150,000 USD	Viking Cruises Limited 8.50% due 10/15/22 (c)	6,317,714	6,811,125
		23,049,826	24,417,044
Canada 3.17%
5,067,000 USD	Mood Media Corporation 9.25% due 10/15/20 (c)	5,318,251	5,472,360
3,792,000 USD	New Gold, Inc. 7.00% due 04/15/20 (c)	3,859,235	4,095,360
4,729,000 USD	PetroBakken Energy Limited 8.625% due 02/01/20 (c)	4,735,557	4,847,225
600,000 USD	Precision Drilling Corporation 6.50% due 12/15/21	607,447	646,500
2,550,000 USD	Thompson Creek Metals Company, Inc. 7.375% due 06/01/18	2,239,839	2,275,875
5,116,000 USD	Thompson Creek Metals Company, Inc. 9.75% due 12/01/17	5,291,992	5,653,180
2,000,000 USD	Thompson Creek Metals Company, Inc. 12.50% due 05/01/19	2,015,971	2,015,000
		24,068,292	25,005,500
Cayman Islands 3.24%
6,350,000 USD	Marfrig Overseas Limited 9.50% due 05/04/20 (c)	5,726,229	6,080,125
9,700,000 USD	Offshore Group Investment Limited 7.50% due 11/01/19 (c)	9,705,918	9,966,750

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds 23.34% — (continued)

Cayman Islands 3.24% — (continued)
8,412,000 USD	RDS Ultra-Deepwater Limited 11.875% due 03/15/17 (c)	$9,321,270	$9,505,560
		24,753,417	25,552,435
France 0.65%
4,805,000 USD	Rexel SA 6.125% due 12/15/19 (c)	4,858,975	5,165,375

Ireland 1.49%
2,891,000 USD	Ardagh Packaging Finance PLC 7.00% due 11/15/20 (c)	2,891,000	2,919,910
8,031,000 USD	Ardagh Packaging Finance PLC 9.125% due 10/15/20 (c)	8,336,630	8,824,023
		11,227,630	11,743,933
Luxembourg 0.16%
1,200,000 USD	Dematic SA 7.75% due 12/15/20 (c)	1,200,000	1,233,000

Netherlands 1.66%
7,215,000 EUR	HeidelbergCement Finance BV 8.50% due 10/31/19 (e)	10,502,149	11,939,525
1,205,000 USD	Marfrig Holding Europe BV 9.875% due 07/24/17 (c)	1,227,802	1,189,938
		11,729,951	13,129,463
Norway 1.31%
10,755,000 USD	Eksportfinans ASA 2.00% due 09/15/15	9,809,357	10,304,376

Sweden 2.52%
642,275 USD	Eileme 1 AB 14.25% due 08/15/20 (c)(d)	614,094	706,503
2,850,000 USD	Eileme 2 AB 11.625% due 01/31/20 (c)	2,946,528	3,384,375
3,950,000 EUR	Eileme 2 AB 11.75% due 01/31/20 (c)	5,213,587	6,248,260
7,750,000 USD	Perstorp Holding AB 8.75% due 05/15/17 (c)	7,807,002	8,118,125
1,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (c)	1,404,391	1,408,718
		17,985,602	19,865,981
United Kingdom 2.32%
4,400,000 USD	Ineos Finance PLC 8.375% due 02/15/19 (c)	4,580,372	4,834,500
790,000 USD	Jaguar Land Rover PLC 5.625% due 02/01/23 (c)	790,000	809,750
5,700,000 USD	Jaguar Land Rover PLC 8.125% due 05/15/21 (c)	5,880,531	6,426,750

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds 23.34% — (continued)

United Kingdom 2.32% — (continued)
5,200,000 USD	Viridian Group FundCo II 11.125% due 04/01/17 (c)	$5,025,008	$5,486,000
500,000 EUR	Viridian Group FundCo II 11.125% due 04/01/17 (c)	597,093	712,845
		16,873,004	18,269,845
Total International Corporate Bonds		174,459,190	184,066,650
Total Bonds		612,946,749	639,010,781

Term Loans — 14.04%

Canada 0.80%
6,220,645 USD	Essar Steel Algoma, Inc., ABL Term Loan 0.00% - 8.75% due 09/20/14 (f)(g)	6,184,476	6,313,955

Germany 1.87%
8,492,325 USD	Grohe Holding GMBH, Term Loan B 6.75% due 05/16/17	8,422,090	8,561,325
960,000 USD	Schaeffler AG Term Loan B2 due 01/27/17 (f)(g)	958,560	973,200
3,790,000 EUR	Schaeffler AG Term Loan C2 due 01/27/17 (f)(g)	4,633,964	5,203,959
		14,014,614	14,738,484
United States 11.37%
5,180,000 USD	Alcatel-Lucent, Term Loan C due 01/31/19 (f)(g)	5,252,150	5,251,225
964,000 USD	Ameriforge Group, Inc., First Lien Term Loan due 12/19/19 (f)(g)	959,180	977,255
3,855,000 USD	Ameriforge Group, Inc., Second Lien Term Loan due 12/18/20 (f)(g)	3,932,090	3,939,328
2,880,281 USD	Cannery Casino Resorts LLC, Term Loan B 6.00% due 09/25/18	2,853,026	2,914,485
4,812,500 USD	Cannery Casino Resorts LLC, Second Lien Term Loan 10.00% due 09/25/19	4,720,600	4,620,000
2,242,000 USD	Cole Haan LLC due 01/28/20 (f)(g)	2,230,790	2,267,223
3,845,000 USD	Dematic S.A. 5.25% due 12/18/19	3,806,814	3,886,653
750,000 USD	DuPont Performance Coatings, Inc. due 01/03/20 (f)(g)	742,500	762,498
2,992,000 EUR	DuPont Performance Coatings, Inc., Term Loan B due 01/18/20 (f)(g)	4,002,745	4,104,860
7,281,750 USD	Fortescue Metals Group 5.25% due 10/18/17	7,240,544	7,393,001
3,721,875 USD	Landry’s Restaurants, Inc., Term Loan B 6.50% due 04/24/18	3,672,021	3,779,545
5,059,000 USD	NEP Supershooters L.P., Second Lien Term Loan due 08/18/20 (f)(g)	5,249,310	5,252,927
8,778,000 USD	Party City Holdings, Inc., Term Loan B 5.75% due 07/27/19	8,882,606	8,898,697

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

12,819,311 USD	Roundy’s Supermarkets, Inc., Term Loan B 5.75% due 02/13/19	$12,511,494	$12,274,490
6,523,553 USD	Supervalu, Inc., Term Loan B 8.00% due 08/30/18	6,405,591	6,650,625
10,738,000 USD	Van Wagner Communications, Term Loan B 8.25% due 08/03/18	10,767,995	10,916,970
5,678,125 USD	Wilton Brands LLC 7.50% due 08/30/18	5,570,592	5,791,687
		88,800,048	89,681,469
Total Term Loans		108,999,138	110,733,908

Commercial Paper — 6.57%

International Commercial Paper — 3.95%

France 1.73%
13,673,000 USD	Total SA 0.08% due 02/01/13	13,673,000	13,673,000

Japan 2.22%
17,473,000 USD	Hitachi Limited 0.41% due 02/01/13	17,473,000	17,473,000
Total International Commercial Paper		31,146,000	31,146,000

U.S. Commercial Paper — 2.62%
$887,000	Coca-Cola Company 0.14% due 02/14/13	886,955	886,955
634,000	Devon Energy Corporation 0.29% due 02/05/13	633,979	633,979
317,000	McDonald’s Corporation 0.14% due 03/06/13	316,959	316,959
787,000	Philip Morris International, Inc. 0.13% due 02/19/13	786,949	786,949
17,473,000	Precision Castparts Corporation 0.12% due 02/01/13	17,473,000	17,473,000
610,000	Precision Castparts Corporation 0.18% due 02/26/13	609,924	609,924
Total U.S. Commercial Paper		20,707,766	20,707,766
Total Commercial Paper		51,853,766	51,853,766
Total Investments — 101.62%		$773,799,653	801,598,455
Liabilities in Excess of Other Assets — (1.62)%			(12,743,572)
Net Assets — 100.00%			$788,854,883

(a)	This security is convertible until April 30, 2015.
(b)	This security is convertible until January 27, 2016.
(c)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(d)	Payment-in-kind security.
(e)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(f)	All or a portion of the security represents unsettled loan positions.
(g)	At January 31, 2013, all or a portion of the security was segregated to cover collateral requirements for extended trade settlements.

At January 31, 2013, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$28,948,437
Gross unrealized depreciation	(1,149,635)
Net unrealized appreciation	$27,798,802

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

Abbreviations used in this schedule include:

PLC	—	Public Limited Company

Currencies

EUR	—	Euro
USD	—	United States Dollar

Foreign Currency Exchange Contracts — Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JANUARY 31, 2013	UNREALIZED APPRECIATION AT JANUARY 31, 2013	UNREALIZED DEPRECIATION AT JANUARY 31, 2013
06/19/13	23,026,000	Euro	$29,531,015	$31,284,588	$—	$(1,753,573)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
U.S. Convertible Bonds
Industrials	1.79%
Total U.S. Convertible Bonds	1.79
U.S. Corporate Bonds
Consumer Discretionary	16.93
Consumer Staples	4.41
Energy	11.95
Financials	3.15
Health Care	0.41
Industrials	9.65
Materials	4.79
Telecommunication Services	4.59
Total U.S. Corporate Bonds	55.88
International Corporate Bonds
Consumer Discretionary	1.78
Consumer Staples	0.92
Energy	4.24
Financials	3.39
Industrials	3.42
Materials	6.80
Telecommunication Services	2.00
Utilities	0.79
Total International Corporate Bonds	23.34
Term Loans	14.04
Commercial Paper
International Commercial Paper	3.95
U.S. Commercial Paper	2.62
Total Commercial Paper	6.57
Total Investments	101.62%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

FIRST EAGLE

Fund of America

Schedule of Investments • Period Ended January 31, 2013 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 94.85%

U.S. Common Stocks — 90.98%

Consumer Discretionary 11.00%
1,794,000	Wyndham Worldwide Corporation (a)	$57,688,814	$100,087,260
4,268,470	Interpublic Group of Companies, Inc. (a)	45,575,576	51,691,172
846,500	Viacom, Inc., Class ‘B’ (a)	42,675,226	51,086,275
		145,939,616	202,864,707
Energy 9.25%
1,072,800	Occidental Petroleum Corporation (a)	99,617,692	94,696,056
820,890	Dresser-Rand Group, Inc. (a)(b)	33,818,407	50,115,334
670,000	Atlas Energy L.P. (a)	13,206,708	25,734,700
		146,642,807	170,546,090
Health Care 21.14%
3,993,200	Pfizer, Inc. (a)	80,796,166	108,934,496
1,358,442	Valeant Pharmaceuticals International, Inc. (a)(b)	30,411,750	90,091,873
2,001,000	Omnicare, Inc. (a)	54,507,251	77,938,950
977,300	Baxter International, Inc. (a)	51,769,417	66,300,032
1,287,370	Health Net, Inc. (a)(b)	32,950,104	35,016,464
464,010	Theravance, Inc. (a)(b)	8,771,116	10,324,223
50,000	Zoetis, Inc. (b)	1,300,000	1,300,000
		260,505,804	389,906,038
Industrials 5.46%
762,325	ADT Corporation (a)	22,284,659	36,210,438
227,900	Flowserve Corporation (a)	28,846,977	35,727,883
846,300	Avis Budget Group, Inc. (a)(b)	14,746,747	18,220,839
163,900	Alliant Techsystems, Inc. (a)	9,977,718	10,607,608
		75,856,101	100,766,768
Information Technology 11.50%
2,303,820	Seagate Technology PLC (a)	56,217,427	78,283,804
902,390	Motorola Solutions, Inc. (a)	45,600,141	52,690,552
1,163,340	AOL, Inc. (a)(b)	22,327,737	35,656,371
1,517,900	Hewlett-Packard Company (a)	22,090,641	25,060,529
845,000	Lexmark International, Inc., Class ‘A’ (a)	18,947,118	20,330,700
		165,183,064	212,021,956
Materials 31.43%
1,767,900	Eastman Chemical Company (a)	56,778,647	125,786,085
1,696,170	Rockwood Holdings, Inc. (a)	75,729,603	92,831,384

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

SHARES	DESCRIPTION		COST	VALUE

U.S. Common Stocks — 90.98% — (continued)

Materials 31.43% — (continued)
2,079,700	Packaging Corporation of America (a)		$51,616,326	$79,922,871
1,006,300	WR Grace & Company (a)(b)		56,558,119	72,252,340
1,400,660	Ball Corporation (a)		29,551,352	62,357,383
784,150	Valspar Corporation (a)		17,379,141	51,973,462
1,321,270	Crown Holdings, Inc. (a)(b)		29,670,944	50,023,282
723,000	FMC Corporation (a)		38,611,636	44,442,810
			355,895,768	579,589,617
Telecommunication Services 1.20%
1,127,900	Yahoo!, Inc. (a)(b)		21,010,969	22,140,677
Total U.S. Common Stocks			1,171,034,129	1,677,835,853

International Common Stocks — 3.87%

Switzerland 3.03%
1,729,350	Tyco International Limited (a)		40,759,298	52,278,250
93,100	Garmin Limited (a)		3,629,959	3,527,559
			44,389,257	55,805,809
United Kingdom 0.84%
341,600	GlaxoSmithKline PLC, ADR		15,233,027	15,580,376
Total International Common Stocks			59,622,284	71,386,185
Total Common Stocks			1,230,656,413	1,749,222,038

Exchange Traded Fund — 2.81%
321,180	SPDR Gold Trust (a)(b)		52,703,972	51,774,216

Investment Companies — 5.50%
11,669,595	State Street Institutional Treasury Money Market Fund, Institutional Class		11,669,595	11,669,595
89,733,859	State Street Institutional U.S. Government Money Market Fund, Institutional Class		89,733,859	89,733,859
Total Investment Companies			101,403,454	101,403,454

PRINCIPAL

Bond — 0.23%

U.S. Convertible Bond 0.23%
$2,730,000	Omnicare, Inc. 3.75% due 12/15/25 (c)		2,730,000	4,282,688

CONTRACTS		STRIKE PRICE	EXPIRATION DATE

Call Options Purchased — 0.03%
1,000	Baxter International, Inc.	$65.00	April 2013	455,000
1,058	Baxter International, Inc.	70.00	April 2013	213,716
Total Call Options Purchased (Cost: $416,646)				668,716
Total Investment Portfolio Excluding Options Written — 103.42% (Cost: $1,387,910,485)				$1,907,351,112

Covered Call Options Written — (3.71)%
2,099	ADT Corporation	44.00	April 2013	(923,560)
765	ADT Corporation	45.00	April 2013	(275,400)
721	Alliant Techsystems, Inc.	60.00	February 2013	(410,970)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (3.71)% — (continued)
259	Alliant Techsystems, Inc.	$65.00	March 2013	$(59,570)
300	Alliant Techsystems, Inc.	65.00	May 2013	(102,000)
259	Alliant Techsystems, Inc.	70.00	March 2013	(16,835)
100	Alliant Techsystems, Inc.	70.00	May 2013	(17,700)
1,742	AOL, Inc.	30.00	February 2013	(257,816)
600	AOL, Inc.	31.00	March 2013	(78,000)
1,393	AOL, Inc.	31.00	April 2013	(225,666)
1,257	Atlas Energy L.P.	36.00	April 2013	(395,955)
2,928	Atlas Energy L.P.	37.00	April 2013	(753,960)
2,155	Avis Budget Group, Inc.	18.00	February 2013	(818,900)
862	Avis Budget Group, Inc.	19.00	February 2013	(224,120)
2,860	Avis Budget Group, Inc.	19.00	May 2013	(929,500)
430	Avis Budget Group, Inc.	20.00	February 2013	(75,250)
994	Avis Budget Group, Inc.	20.00	May 2013	(253,470)
676	Avis Budget Group, Inc.	21.00	May 2013	(128,440)
450	Avis Budget Group, Inc.	22.00	May 2013	(65,250)
765	Ball Corporation	45.00	February 2013	(30,600)
500	Baxter International, Inc.	62.50	February 2013	(271,250)
500	Baxter International, Inc.	65.00	February 2013	(157,500)
1,788	Baxter International, Inc.	67.50	February 2013	(209,196)
470	Baxter International, Inc.	67.50	April 2013	(145,700)
2,204	Crown Holdings, Inc.	37.00	April 2013	(380,190)
660	Crown Holdings, Inc.	39.00	April 2013	(42,900)
2,152	Dresser-Rand Group, Inc.	50.00	March 2013	(2,410,240)
1,202	Dresser-Rand Group, Inc.	55.00	March 2013	(817,360)
4,751	Eastman Chemical Company	65.00	June 2013	(3,848,310)
3,058	Eastman Chemical Company	70.00	June 2013	(1,599,334)
1,073	Flowserve Corporation	135.00	April 2013	(2,457,170)
629	Flowserve Corporation	140.00	April 2013	(1,166,795)
507	Flowserve Corporation	145.00	April 2013	(725,010)
2,191	FMC Corporation	55.00	April 2013	(1,555,610)
2,049	FMC Corporation	60.00	April 2013	(645,435)
150	FMC Corporation	65.00	April 2013	(13,125)
931	Garmin Limited	39.00	March 2013	(95,428)
87	Health Net, Inc.	27.50	April 2013	(14,355)
4,750	Hewlett-Packard Company	14.00	February 2013	(1,220,750)
1,000	Hewlett-Packard Company	14.00	May 2013	(290,000)
2,306	Hewlett-Packard Company	15.00	February 2013	(373,572)
1,000	Hewlett-Packard Company	15.00	May 2013	(219,000)
2,208	Hewlett-Packard Company	16.00	May 2013	(334,512)
530	Hewlett-Packard Company	17.00	March 2013	(36,040)
3,385	Hewlett-Packard Company	17.00	May 2013	(352,040)
12,679	Interpublic Group of Companies, Inc.	11.00	April 2013	(1,711,665)
547	Interpublic Group of Companies, Inc.	12.00	April 2013	(38,290)
740	Interpublic Group of Companies, Inc.	12.00	July 2013	(74,000)
2,000	Lexmark International, Inc.	23.00	April 2013	(385,000)
406	Lexmark International, Inc.	24.00	February 2013	(30,450)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (3.71)% — (continued)
238	Lexmark International, Inc.	$24.00	March 2013	$(24,395)
3,052	Lexmark International, Inc.	24.00	April 2013	(412,020)
2,000	Lexmark International, Inc.	25.00	April 2013	(195,000)
1,018	Motorola Solutions, Inc.	50.00	April 2013	(867,845)
5,865	Motorola Solutions, Inc.	55.00	April 2013	(2,316,675)
310	Motorola Solutions, Inc.	57.50	February 2013	(49,600)
156	Motorola Solutions, Inc.	57.50	March 2013	(28,236)
874	Occidental Petroleum Corporation	80.00	May 2013	(790,970)
500	Occidental Petroleum Corporation	82.50	March 2013	(300,000)
1,362	Occidental Petroleum Corporation	82.50	May 2013	(979,278)
871	Occidental Petroleum Corporation	85.00	May 2013	(474,695)
5,010	Omnicare, Inc.	35.00	March 2013	(2,104,200)
4,557	Omnicare, Inc.	36.00	March 2013	(1,572,165)
1,833	Packaging Corporation of America	35.00	February 2013	(632,385)
3,676	Packaging Corporation of America	37.50	April 2013	(689,250)
500	Packaging Corporation of America	40.00	April 2013	(35,500)
1,996	Pfizer, Inc.	26.00	April 2013	(337,324)
1,525	Pfizer, Inc.	27.00	March 2013	(111,325)
1,690	Pfizer, Inc.	27.00	April 2013	(158,860)
2,922	Pfizer, Inc.	28.00	May 2013	(166,554)
746	Rockwood Holdings, Inc.	40.00	February 2013	(1,104,080)
1,750	Rockwood Holdings, Inc.	45.00	February 2013	(1,767,500)
1,500	Rockwood Holdings, Inc.	45.00	May 2013	(1,515,000)
2,000	Rockwood Holdings, Inc.	50.00	May 2013	(1,210,000)
775	Rockwood Holdings, Inc.	55.00	May 2013	(232,500)
1,945	Seagate Technology PLC	27.00	March 2013	(1,419,850)
1,340	Seagate Technology PLC	31.00	June 2013	(643,200)
1,152	Seagate Technology PLC	34.00	March 2013	(186,624)
500	Seagate Technology PLC	34.00	May 2013	(135,000)
2,449	Seagate Technology PLC	34.00	June 2013	(734,700)
230	Seagate Technology PLC	38.00	March 2013	(8,280)
162	SPDR Gold Trust	164.00	February 2013	(7,776)
1,010	Theravance, Inc.	22.50	March 2013	(255,025)
928	Theravance, Inc.	25.00	March 2013	(146,160)
2,366	Tyco International Limited	29.00	April 2013	(450,723)
287	Tyco International Limited	30.00	April 2013	(37,023)
1,909	Tyco International Limited	31.00	March 2013	(97,359)
591	Tyco International Limited	31.00	April 2013	(50,235)
3,806	Valeant Pharmaceuticals International, Inc.	57.50	April 2013	(3,996,300)
1,809	Valeant Pharmaceuticals International, Inc.	60.00	April 2013	(1,546,695)
370	Valeant Pharmaceuticals International, Inc.	60.00	July 2013	(390,350)
1,251	Valeant Pharmaceuticals International, Inc.	62.50	April 2013	(844,425)
2,000	Valeant Pharmaceuticals International, Inc.	65.00	April 2013	(1,060,000)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (3.71)% — (continued)
2,535	Valspar Corporation	$60.00	April 2013	$(1,825,200)
355	Valspar Corporation	65.00	April 2013	(106,500)
831	Viacom, Inc., Class ‘B’	50.00	March 2013	(856,761)
508	Viacom, Inc. , Class ‘B’	55.00	March 2013	(289,560)
500	Viacom, Inc. , Class ‘B’	55.00	June 2013	(330,000)
307	Viacom, Inc. , Class ‘B’	57.50	March 2013	(113,590)
155	Viacom, Inc. , Class ‘B’	57.50	June 2013	(71,300)
605	Viacom, Inc. , Class ‘B’	60.00	March 2013	(121,000)
2,470	WR Grace & Company	65.00	March 2013	(1,827,800)
3,571	WR Grace & Company	67.50	March 2013	(1,910,485)
251	WR Grace & Company	70.00	March 2013	(87,850)
485	WR Grace & Company	70.00	June 2013	(278,875)
126	WR Grace & Company	72.50	March 2013	(26,082)
1,789	Wyndham Worldwide Corporation	50.00	February 2013	(1,064,455)
500	Wyndham Worldwide Corporation	55.00	March 2013	(101,250)
909	Wyndham Worldwide Corporation	55.00	May 2013	(268,155)
3,147	Yahoo!, Inc.	18.00	April 2013	(626,253)
4,307	Yahoo!, Inc.	19.00	April 2013	(559,910)
920	Yahoo!, Inc.	20.00	March 2013	(42,320)
2,552	Yahoo!, Inc.	20.00	April 2013	(196,504)
Total Covered Call Options Written (Premiums Received: $44,206,997)				(68,452,121)

Put Option Written — 0.00%
345	Baxter International, Inc. (Premium Received $48,771)	$62.50	April 2013	(42,090)
Total Investments — 99.71% (Cost: $1,343,654,717)				1,838,856,901
Other Assets in Excess of Liabilities — 0.29%				5,271,852
Net Assets — 100.00%				$1,844,128,753

(a)	At January 31, 2013, all or a portion of this security was segregated to cover collateral requirement for options.
(b)	Non-income producing security/commodity.
(c)	This security is convertible until December 15, 2025.

At January 31, 2013, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$527,579,356
Gross unrealized depreciation	(32,377,172)
Net unrealized appreciation	$495,202,184

Abbreviations used in this schedule include:

ADR	—	American Depository Receipt
PLC	—	Public Limited Company
SPDR	—	Standard & Poor’s Depository Receipts

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
U.S. Common Stocks
Consumer Discretionary	11.00%
Energy	9.25
Health Care	21.14
Industrials	5.46
Information Technology	11.50
Materials	31.43
Telecommunication Services	1.20
Total U.S. Common Stocks	90.98
International Common Stocks
Health Care	0.84
Industrials	3.03
Total International Common Stocks	3.87
Exchange Traded Fund	2.81
Investment Companies	5.50
U.S. Convertible Bond
Health Care	0.23
Total U.S. Convertible Bond	0.23
Call Options Purchased	0.03
Covered Call Options Written	(3.71)
Put Option Written	(0.00)

Total Investments	99.71%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2013

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of seven separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust.  The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund (which commenced operations on May 1, 2012) seeks current income generation and long-term growth of capital. In seeking to achieve its objective, the Fund invests primarily in common stocks of U.S. and foreign companies that offer attractive dividend yields and a range of fixed income instruments, including high-yield, below investment grade, investment grade and sovereign debt, from markets in the United States and multiple countries around the world. The First Eagle High Yield Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and international equity securities.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. (“ASB Holdings”), manages the Funds.

The following is a summary of significant accounting policies adhered to by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment in Subsidiary — The First Eagle Gold Fund (the “Gold Fund”) may invest in certain precious metals through its investment in the First Eagle Gold Cayman Fund, Ltd., a wholly owned subsidiary (the “Subsidiary”). The Gold Fund may invest up to 25% of its total assets in shares of the Subsidiary. The Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of the Gold Fund.

The Subsidiary, established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the Subsidiary. All intercompany transactions and balances have been eliminated. As of January 31, 2013, the Subsidiary has $63,682,145 in net assets, representing 2.42% of the Gold Fund’s net assets.

b) Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

Commodities (such as physical metals) are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Forward contracts are valued at the current cost of covering or offsetting such contracts.

The 2:00 p.m. E.S.T. exchange rates typically are used to convert foreign security prices into U.S. dollars. Effective March 1, 2013, the Funds will change to 4 p.m. E.S.T. foreign exchange rates to convert foreign security prices into U.S. dollars.  Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of a Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Certain Funds with non-U.S. holdings have adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to a Fund’s foreign holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of 4:00 p.m. E.S.T.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establishes a framework for measuring fair value in GAAP and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds shall be determined in good faith by or under the direction of the Board, generally acting through its designated Valuation Committee or Valuation Panel (collectively, the “Committees”). The Committees’ responsibilities include making determinations regarding Level 3 fair value measurements and providing the results to the Board, in accordance with the Funds’ valuation policies.

It is the policy of the Funds to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of January 31, 2013:

First Eagle Global Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3(b)	TOTAL
Assets:†
U.S. Common Stocks	$13,308,180,369	$4,429,778	$—	$13,312,610,147
International Common Stocks	15,742,071,641	20,094,719	11,244,119	15,773,410,479
International Preferred Stock	125,305,822	—	—	125,305,822
Warrant	79,438,378	—	—	79,438,378
Commodity *	1,749,782,791	—	—	1,749,782,791
U.S. Corporate Bonds	—	27,785,566	—	27,785,566
International Corporate Notes and Bonds	—	66,071,504	32,587,222	98,658,726
International Government Bond	—	25,478,617	—	25,478,617
U.S. Treasury Bills	—	135,666,664	—	135,666,664
International Commercial Paper	—	1,798,012,897	—	1,798,012,897
U.S. Commercial Paper	—	5,221,501,583	—	5,221,501,583
Foreign Currency Contracts **	—	333,745,045	—	333,745,045
Total	$31,004,779,001	$7,632,786,373	$43,831,341	$38,681,396,715

Liabilities:
Covered Call Options Written	$9,215,740	$—	$—	$9,215,740
Foreign Currency Contracts **	—	85,320,342	—	85,320,342
Total	$9,215,740	$85,320,342	$—	$94,536,082

(a)	Transfer into/out of Level 2 represent value as of the beginning of the period.

International common stock valued at $1,058,848 was transferred from Level 2 to Level 1 during the three-month period ended January 31, 2013. At October 31, 2012, this security was valued using broker quote; at January 31, 2013, this security was valued using quoted market prices in active markets. There were no transfers from Level 1 to Level 2 as of the three-month period ended January 31, 2013.

(b)	Level 3 securities are identified in the Schedule of Investments with footnote (g).
†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended January 31, 2013 was as follows:

	INTERNATIONAL	INTERNATIONAL
	COMMON	CORPORATE	TOTAL
	STOCKS	BONDS	VALUE
Beginning Balance - market value	$10,721,439	$31,128,000	$41,849,439
Purchases	—	—	—
Sales	—	—	—
Transfer In - Level 3	—	—	—
Transfer Out - Level 3	—	—	—
Accrued Amortization	—	—	—
Realized Gains (Losses)	—	—	—
Change in Unrealized Appreciation (Depreciation)	522,680	1,459,222	1,981,902
Ending Balance - market value	$11,244,119	$32,587,222	$43,831,341
Change in unrealized gains or (losses) relating to assets still held at reporting date	$522,680	$1,459,222	$1,981,902

First Eagle Overseas Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3(b)	TOTAL
Assets:†
International Common Stocks	$8,507,301,002	$5,857,434	$38,659,266	$8,551,817,702
U.S. Common Stock	29,723,294	—	—	29,723,294
International Preferred Stocks	121,648,951	—	—	121,648,951
Right	—	—	0	0
Commodity *	657,150,444	—	—	657,150,444
Term Loans	—	1,601,596	11,867,038	13,468,634
International Corporate Bonds	—	25,095,551	21,724,814	46,820,365
U.S. Treasury Bills	—	43,234,692	—	43,234,692
International Commercial Paper	—	672,932,497	—	672,932,497
U.S. Commercial Paper	—	2,007,612,254	—	2,007,612,254
Foreign Currency Contracts **	—	163,960,553	—	163,960,553
Total	$9,315,823,691	$2,920,294,577	$72,251,118	$12,308,369,386

Liabilities:
Foreign Currency Contracts **	$—	$49,170,930	$—	$49,170,930
Total	$—	$49,170,930	$—	$49,170,930

(a)	Transfer into/out of Level 2 represent value as of the beginning of the period.

International common stock valued at $1,278,375 was transferred from Level 2 to Level 1 during the three-month period ended January 31, 2013. At October 31, 2012, this security was valued using broker quote; at January 31, 2013, this security was valued using quoted market prices in active markets. There were no transfers from Level 1 to Level 2 as of the three-month period ended January 31, 2013.

Term loans valued at 10,925,318 was transferred from Level 2 to Level 3 during the three-month period ended January 31, 2013. At October 31, 2012, these securities were valued based on the mean of multiple broker quotes; at January 31, 2013, these securities were valued in accordance with fair value procedures under the supervision of the Board of Trustees.

(b)	Level 3 securities are identified in the Schedule of Investments with footnote (f).
†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended January 31, 2013 was as follows:

	INTERNATIONAL	INTERNATIONAL
	COMMON	CORPORATE		TOTAL
	STOCKS	BONDS	Term Loans*	VALUE
Beginning Balance - market value	$36,904,767	$20,752,000	$—	$57,656,767
Purchases	7,625	—	22,994,658	23,002,283
Sales	—	—	(22,992,069)	(22,992,069)

First Eagle Overseas Fund — (continued)

	INTERNATIONAL	INTERNATIONAL
	COMMON	CORPORATE		TOTAL
	STOCKS	BONDS	Term Loans*	VALUE

Transfer In - Level 3	—	—	10,925,318	10,925,318
Transfer Out - Level 3	—	—	—	—
Accrued Amortization	—	—	642,084	642,084
Realized Gains (Losses)	—	—	1,769,366	1,769,366
Change in Unrealized Appreciation (Depreciation)	1,746,874	972,814	(1,472,319)	1,247,369
Ending Balance - market value	$38,659,266	$21,724,814	$11,867,038	$72,251,118
Change in unrealized gains or (losses) relating to assets still held at reporting date	$1,746,874	$972,814	$(1,472,319)	$1,247,369

*                 Amounts reflected herein represents company reorganization.

First Eagle U.S. Value Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3(b)	TOTAL
Assets:†
U.S. Common Stocks	$2,016,922,827	$3,835	$—	$2,016,926,662
International Common Stocks	269,651,938	—	—	269,651,938
U.S. Preferred Stock	—	—	5,069,139	5,069,139
Warrant	12,855,999	—	—	12,855,999
Commodity *	119,585,026	—	—	119,585,026
International Corporate Bonds	—	6,513,293	—	6,513,293
U.S. Convertible Bond	—	31,262,000	—	31,262,000
U.S. Corporate Bonds	—	64,241,988	—	64,241,988
U.S. Treasury Bills	—	14,261,382	—	14,261,382
International Commercial Paper	—	131,833,130	—	131,833,130
U.S. Commercial Paper	—	464,744,500	—	464,744,500
Total	$2,419,015,790	$712,860,128	$5,069,139	$3,136,945,057

Liabilities:
Covered Call Options Written	$1,398,240	$—	$—	$1,398,240
Total	$1,398,240	$—	$—	$1,398,240

(a)	Transfer into/out of Level 2 represent value as of the beginning of the period.

International common stock valued at $372,047 was transferred from Level 2 to Level 1 during the three-month period ended January 31, 2013. At October 31, 2012, this security was valued using broker quote; at January 31, 2013, this security was valued using quoted market prices in active markets. There were no transfers from Level 1 to Level 2 as of the three-month period ended January 31, 2013.

(b)	Level 3 securities are identified in the Schedule of Investments with footnote (f).
†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.

Fair Value Level 3 activity for the period ended January 31, 2013 was as follows:

U.S. PREFERRED
STOCK
Beginning Balance - market value	$4,828,435
Purchases	—
Sales	—

First Eagle U.S. Value Fund — (continued)

U.S. PREFERED
STOCK
Transfer In - Level 3	—
Transfer Out - Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	240,704
Ending Balance - market value	$5,069,139
Change in unrealized gains or (losses) relating to assets still held at reporting date	$240,704

First Eagle Gold Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Assets:†
International Common Stocks	$1,768,133,030	$—	$—	$1,768,133,030
U.S. Common Stocks	210,060,179	—	—	210,060,179
International Preferred Stock	4,069,200	—	—	4,069,200
Investment Company	434,114	—	—	434,114
Warrants	—	—	—	—
Commodity *	557,987,171	—	—	557,987,171
International Convertible Bonds	—	—	30,000,000	30,000,000
International Commercial Paper	—	25,981,120	—	25,981,120
U.S. Commercial Paper	—	35,191,379	—	35,191,379
Total	$2,540,683,694	$61,172,499	$30,000,000	$2,631,856,193

(a)	Level 3 securities are identified in the Schedule of Investments with footnote (f).
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.

For the three-month period ended January 31, 2013, there was no security transfer activity from Level 1 to Level 2 and no security   transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended January 31, 2013 was as follows:

	INTERNATIONAL
	CONVERTIBLE BONDS	WARRANTS	TOTAL VALUE
Beginning Balance - market value	$30,000,000	$0	$30,000,000
Purchases	—	—	—
Sales	—	—	—
Transfer In - Level 3	—	—	—
Transfer Out - Level 3	—	—	—
Accrued Amortization	—	—	—
Realized Gains (Losses)	—	—	—
Change in Unrealized Appreciation (Depreciation)	—	0	0
Ending Balance - market value	$30,000,000	0	$30,000,000
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—	$0	$0

First Eagle Global Income Builder Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:†
U.S. Common Stocks	$46,055,415	$—	$—	$46,055,415
International Common Stocks	68,905,402	—	—	68,905,402
Closed-End Mutual Fund	3,197,179	—	—	3,197,179
Commodity *	1,170,934	—	—	1,170,934
U.S. Convertible Bond	—	3,272,500	—	3,272,500
U.S. Corporate Bonds	—	48,401,591	—	48,401,591
International Corporate Bonds	—	24,581,622	—	24,581,622
Term Loans	—	13,351,440	—	13,351,440
International Commercial Paper	—	10,968,000	—	10,968,000
U.S. Commercial Paper	—	6,153,000	—	6,153,000
Total	$119,328,930	$106,728,153	$—	$226,057,083

Liabilities:
Foreign Currency Contracts **	$—	$723,343	$—	$723,343
Total	$—	$723,343	$—	$723,343

†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

For the three-month period ended January 31, 2013, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

First Eagle High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:†
U.S. Convertible Bonds	$—	$14,162,437	$—	$14,162,437
U.S. Corporate Bonds	—	440,781,694	—	440,781,694
International Corporate Bonds	—	184,066,650	—	184,066,650
Term Loans	—	110,733,908	—	110,733,908
International Commercial Paper	—	31,146,000	—	31,146,000
U.S. Commercial Paper	—	20,707,766	—	20,707,766
Total	$—	$801,598,455	$—	$801,598,455

Liabilities:
Foreign Currency Contracts *	$—	$1,753,573	$—	$1,753,573
Total	$—	$1,753,573	$—	$1,753,573

†	See Schedule of Investments for additional detailed categorizations.
*	Foreign currency contracts are value at net unrealized appreciation (depreciation) on the investment.

For the three-month period ended January 31, 2013 there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

First Eagle Fund of America

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:†
U.S. Common Stocks	$1,677,835,853	$—	$—	$1,677,835,853
International Common Stocks	71,386,185	—	—	71,386,185
Exchange Traded Fund	51,774,216	—	—	51,774,216
Investment Companies	101,403,454	—	—	101,403,454
U.S. Convertible Bond	—	4,282,688	—	4,282,688
Call Options Purchased	668,716	—	—	668,716
Total	$1,903,068,424	$4,282,688	$—	$1,907,351,112

Liabilities:
Covered Call Options Written	$68,452,121	$—	$—	$68,452,121
Put Option Written	42,090	—	—	42,090
Total	$68,494,211	$—	$—	$68,494,211

†	See Schedule of Investments for additional detailed categorizations.

For the three-month period ended January 31, 2013 there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward currency contracts. The First Eagle Global, Overseas, Global Income Builder and High Yield Funds enter into foreign exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds’ investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the Fund’s portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period.

The Funds adopted provisions surrounding disclosures and derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

At January 31, 2013, the Funds had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION
Foreign Currency	$333,745,045	$85,320,342	$55,931,356	$257,377,763

First Eagle Overseas Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION
Foreign Currency	$163,960,553	$49,170,930	$29,066,569	$122,079,286

First Eagle Global Income Builder Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED LOSS	CHANGE IN DEPRECIATION
Foreign Currency	$—	$723,343	$(55,362)	$(547,510)

First Eagle High Yield Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN (LOSS)	CHANGE IN DEPRECIATION
Foreign Currency	$—	$1,753,573	$—	$(1,060,572)

Options — In order to produce incremental earnings or protect against declines in the value of portfolio securities, First Eagle Global Fund, First Eagle U.S. Value Fund and First Eagle Fund of America write covered call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation/depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. When an option is exercised, the proceeds on the sale of a written call option is adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds may be required to earmark assets to cover its obligations under option contracts. A call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

For the period ended January 31, 2013, First Eagle Global Fund, First Eagle U.S. Value Fund and First Eagle Fund of America had the following options transactions.

First Eagle Global Fund

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2012	31,931	$6,108,142
Options written	33,057	6,014,374
Options assigned	—	—
Options expired/closed	(47,152)	(9,547,413)
Options outstanding at January 31, 2013	17,836	$2,575,103

As of January 31, 2013, portfolio securities valued at $106,552,562 were segregated to cover collateral requirements for written options.

First Eagle U.S. Value Fund

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2012	3,593	$604,523
Options written	4,876	893,183
Options assigned	—	—
Options expired/closed	(5,933)	(1,133,259)
Options outstanding at January 31, 2013	2,536	$364,447

As of January 31, 2013, portfolio securities valued at $15,249,616 were segregated to cover collateral requirements for written options.

First Eagle Fund of America

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2012	145,331	$36,222,702
Options written	295,292	69,639,307
Options assigned	(9,219)	(3,865,678)
Options expired/closed	(255,337)	(57,740,563)
Options outstanding at January 31, 2013	176,067	$44,255,768

PURCHASED OPTIONS	NUMBER OF CONTRACTS	COST
Options outstanding at October 31, 2012	1,500	$309,736
Options purchased	1,058	212,146
Options closed	(500)	(105,236)
Options outstanding at January 31, 2013	2,058	$416,646

As of January 31, 2013, portfolio securities valued at $737,664,851 were segregated to cover collateral requirements for written options.

Outstanding contracts at period-end are indicative of the volume of activity during the period.

At January 31, 2013, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

		GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN DEPRECIATION
Equity - Written options	$9,215,740	$4,423,105	$(11,196,899)

First Eagle U.S. Value Fund

		GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN DEPRECIATION
Equity - Written options	$1,398,240	$345,474	$(1,426,056)

First Eagle Fund of America

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN (LOSS)	CHANGE IN APPRECIATION (DEPRECIATION)
Equity - Written options	$—	$68,494,211	$(10,820,822)	$(29,860,790)
Equity - Purchased options	668,716	—	103,744	246,806

Item 2. Controls and Procedures.

a)             The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By	/s/ John P. Arnhold
John P. Arnhold, President

Date: April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer		Date: April 1, 2013

/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: April 1, 2013